UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-02688
Name of Fund:
BlackRock Municipal Bond Fund, Inc.
BlackRock National Municipal Fund
BlackRock Short Duration Muni Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Fund, Inc., 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
6/30/2026
Date of reporting period:
12/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock National Municipal Fund
Institutional Shares | MANLX
Semi-Annual Shareholder Report — December 31, 2025

This semi-annual shareholder report contains important information about BlackRock National Municipal Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25	0.48%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$5,785,534,294
Number of Portfolio Holdings	460
Portfolio Turnover Rate	37%
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	25.0%
Corporate	17.2%
State	13.8%
Utilities	12.0%
Health	11.1%
County/City/Special District/School District	9.0%
Housing	4.7%
Education	3.6%
Tobacco	1.4%
Fixed Income Funds	1.3%
Other*	0.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.5%
AA/Aa	57.3%
A	19.9%
BBB/Baa	4.4%
BB/Ba	0.5%
B	0.2%
N/R	5.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock National Municipal Fund
Institutional Shares | MANLX
Semi-Annual Shareholder Report — December 31, 2025
MANLX-12/25-SAR

BlackRock National Municipal Fund
Service Shares | BNMSX
Semi-Annual Shareholder Report — December 31, 2025

This semi-annual shareholder report contains important information about BlackRock National Municipal Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$37	0.73%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$5,785,534,294
Number of Portfolio Holdings	460
Portfolio Turnover Rate	37%
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	25.0%
Corporate	17.2%
State	13.8%
Utilities	12.0%
Health	11.1%
County/City/Special District/School District	9.0%
Housing	4.7%
Education	3.6%
Tobacco	1.4%
Fixed Income Funds	1.3%
Other*	0.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.5%
AA/Aa	57.3%
A	19.9%
BBB/Baa	4.4%
BB/Ba	0.5%
B	0.2%
N/R	5.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock National Municipal Fund
Service Shares | BNMSX
Semi-Annual Shareholder Report — December 31, 2025
BNMSX-12/25-SAR

BlackRock National Municipal Fund
Investor A Shares | MDNLX
Semi-Annual Shareholder Report — December 31, 2025

This semi-annual shareholder report contains important information about BlackRock National Municipal Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37	0.73%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$5,785,534,294
Number of Portfolio Holdings	460
Portfolio Turnover Rate	37%
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	25.0%
Corporate	17.2%
State	13.8%
Utilities	12.0%
Health	11.1%
County/City/Special District/School District	9.0%
Housing	4.7%
Education	3.6%
Tobacco	1.4%
Fixed Income Funds	1.3%
Other*	0.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.5%
AA/Aa	57.3%
A	19.9%
BBB/Baa	4.4%
BB/Ba	0.5%
B	0.2%
N/R	5.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock National Municipal Fund
Investor A Shares | MDNLX
Semi-Annual Shareholder Report — December 31, 2025
MDNLX-12/25-SAR

BlackRock National Municipal Fund
Investor C Shares | MFNLX
Semi-Annual Shareholder Report — December 31, 2025

This semi-annual shareholder report contains important information about BlackRock National Municipal Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$76	1.48%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$5,785,534,294
Number of Portfolio Holdings	460
Portfolio Turnover Rate	37%
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	25.0%
Corporate	17.2%
State	13.8%
Utilities	12.0%
Health	11.1%
County/City/Special District/School District	9.0%
Housing	4.7%
Education	3.6%
Tobacco	1.4%
Fixed Income Funds	1.3%
Other*	0.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.5%
AA/Aa	57.3%
A	19.9%
BBB/Baa	4.4%
BB/Ba	0.5%
B	0.2%
N/R	5.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock National Municipal Fund
Investor C Shares | MFNLX
Semi-Annual Shareholder Report — December 31, 2025
MFNLX-12/25-SAR

BlackRock National Municipal Fund
Class K Shares | BNMLX
Semi-Annual Shareholder Report — December 31, 2025

This semi-annual shareholder report contains important information about BlackRock National Municipal Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$22	0.43%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$5,785,534,294
Number of Portfolio Holdings	460
Portfolio Turnover Rate	37%
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	25.0%
Corporate	17.2%
State	13.8%
Utilities	12.0%
Health	11.1%
County/City/Special District/School District	9.0%
Housing	4.7%
Education	3.6%
Tobacco	1.4%
Fixed Income Funds	1.3%
Other*	0.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.5%
AA/Aa	57.3%
A	19.9%
BBB/Baa	4.4%
BB/Ba	0.5%
B	0.2%
N/R	5.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock National Municipal Fund
Class K Shares | BNMLX
Semi-Annual Shareholder Report — December 31, 2025
BNMLX-12/25-SAR

BlackRock Short Duration Muni Fund
Institutional Shares | MALMX
Semi-Annual Shareholder Report — December 31, 2025

This semi-annual shareholder report contains important information about BlackRock Short Duration Muni Fund (the “Fund”) (formerly known as BlackRock Short-Term Municipal Fund) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$18	0.36%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$488,622,879
Number of Portfolio Holdings	186
Portfolio Turnover Rate	24%
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	26.9%
Corporate	25.6%
Health	18.8%
Housing	9.3%
County/City/Special District/School District	5.9%
Utilities	5.3%
State	5.2%
Education	2.3%
Tobacco	0.7%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	6.1%
AA/Aa	43.0%
A	39.1%
BBB/Baa	8.2%
BB/Ba	0.6%
N/R	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Short Duration Muni Fund
Institutional Shares | MALMX
Semi-Annual Shareholder Report — December 31, 2025
MALMX-12/25-SAR

BlackRock Short Duration Muni Fund
Investor A Shares | MELMX
Semi-Annual Shareholder Report — December 31, 2025

This semi-annual shareholder report contains important information about BlackRock Short Duration Muni Fund (the “Fund”) (formerly known as BlackRock Short-Term Municipal Fund) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$31	0.60%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$488,622,879
Number of Portfolio Holdings	186
Portfolio Turnover Rate	24%
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	26.9%
Corporate	25.6%
Health	18.8%
Housing	9.3%
County/City/Special District/School District	5.9%
Utilities	5.3%
State	5.2%
Education	2.3%
Tobacco	0.7%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	6.1%
AA/Aa	43.0%
A	39.1%
BBB/Baa	8.2%
BB/Ba	0.6%
N/R	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Short Duration Muni Fund
Investor A Shares | MELMX
Semi-Annual Shareholder Report — December 31, 2025
MELMX-12/25-SAR

BlackRock Short Duration Muni Fund
Investor A1 Shares | MDLMX
Semi-Annual Shareholder Report — December 31, 2025

This semi-annual shareholder report contains important information about BlackRock Short Duration Muni Fund (the “Fund”) (formerly known as BlackRock Short-Term Municipal Fund) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$24	0.46%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$488,622,879
Number of Portfolio Holdings	186
Portfolio Turnover Rate	24%
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	26.9%
Corporate	25.6%
Health	18.8%
Housing	9.3%
County/City/Special District/School District	5.9%
Utilities	5.3%
State	5.2%
Education	2.3%
Tobacco	0.7%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	6.1%
AA/Aa	43.0%
A	39.1%
BBB/Baa	8.2%
BB/Ba	0.6%
N/R	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Short Duration Muni Fund
Investor A1 Shares | MDLMX
Semi-Annual Shareholder Report — December 31, 2025
MDLMX-12/25-SAR

BlackRock Short Duration Muni Fund
Investor C Shares | MFLMX
Semi-Annual Shareholder Report — December 31, 2025

This semi-annual shareholder report contains important information about BlackRock Short Duration Muni Fund (the “Fund”) (formerly known as BlackRock Short-Term Municipal Fund) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$69	1.36%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$488,622,879
Number of Portfolio Holdings	186
Portfolio Turnover Rate	24%
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	26.9%
Corporate	25.6%
Health	18.8%
Housing	9.3%
County/City/Special District/School District	5.9%
Utilities	5.3%
State	5.2%
Education	2.3%
Tobacco	0.7%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	6.1%
AA/Aa	43.0%
A	39.1%
BBB/Baa	8.2%
BB/Ba	0.6%
N/R	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Short Duration Muni Fund
Investor C Shares | MFLMX
Semi-Annual Shareholder Report — December 31, 2025
MFLMX-12/25-SAR

BlackRock Short Duration Muni Fund
Class K Shares | MPLMX
Semi-Annual Shareholder Report — December 31, 2025

This semi-annual shareholder report contains important information about BlackRock Short Duration Muni Fund (the “Fund”) (formerly known as BlackRock Short-Term Municipal Fund) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$16	0.31%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$488,622,879
Number of Portfolio Holdings	186
Portfolio Turnover Rate	24%
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	26.9%
Corporate	25.6%
Health	18.8%
Housing	9.3%
County/City/Special District/School District	5.9%
Utilities	5.3%
State	5.2%
Education	2.3%
Tobacco	0.7%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	6.1%
AA/Aa	43.0%
A	39.1%
BBB/Baa	8.2%
BB/Ba	0.6%
N/R	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Short Duration Muni Fund
Class K Shares | MPLMX
Semi-Annual Shareholder Report — December 31, 2025
MPLMX-12/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

December 31, 2025
2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Multi-State Municipal Series Trust
• BlackRock New York Municipal Opportunities Fund
BlackRock Municipal Bond Fund, Inc.
• BlackRock National Municipal Fund
• BlackRock Short Duration Muni Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
Each of BlackRock New York Municipal Opportunities Fund and BlackRock National Municipal Fund may leverage its assets through the use of proceeds received in tender option bond (“TOB”) transactions, as described in the Notes to Financial Statements. In a TOB Trust transaction, each Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). TOB investments generally provide each Fund with economic benefits in periods of declining short-term interest rates but expose each Fund to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into a TOB Trust may adversely affect each Fund’s NAV per share.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage.  If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

The Benefits and Risks of Leveraging / Derivative Financial Instruments

Schedule of Investments (unaudited)
December 31, 2025
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Commercial Services & Supplies — 1.6%
Cornell University
4.84%, 06/15/34	$7,880	$ 8,004,464
Series 2025, 4.73%, 06/15/35	6,140	6,153,983
Trustees of Columbia University in the City of New York, Series 2024, 4.36%, 10/01/35	2,835	2,774,096
		16,932,543
Interactive Media & Services — 0.2%
Meta Platforms, Inc., 4.88%, 11/15/35	2,372	2,368,821
Total Corporate Bonds — 1.8% (Cost: $19,352,290)		19,301,364
Municipal Bonds
Alabama — 0.2%
Corporate — 0.2%
Southeast Energy Authority A Cooperative District, RB, Series A, 5.00%, 01/01/56(a)	2,420	2,521,459
California(a) — 1.7%
Corporate — 0.8%
California Community Choice Financing Authority, RB, Series B, Sustainability Bonds, 5.00%, 01/01/55	7,660	7,983,609
San Joaquin Valley Clean Energy Authority, RB, Series A, Sustainability Bonds, 5.50%, 01/01/56	625	705,617
		8,689,226
Transportation — 0.9%
California Infrastructure & Economic Development Bank, Refunding RB, Sustainability Bonds, 12.00%, 01/01/65(b)	13,130	9,716,200
Total Municipal Bonds in California		18,405,426
District of Columbia — 0.0%
Tobacco — 0.0%
District of Columbia Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/15/46(c)	1,160	260,450
Florida(b)(d)(e) — 0.2%
Transportation — 0.2%
Florida Development Finance Corp., RB, Series A, AMT, 0.00%, 07/15/59	3,260	1,173,600
Florida Development Finance Corp., Refunding RB, AMT, 0.00%, 07/15/32	2,495	898,200
Total Municipal Bonds in Florida		2,071,800
New York — 81.2%
Corporate — 2.4%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	100	100,152
New York Energy Finance Development Corp., RB, 5.00%, 07/01/56	17,750	18,802,264
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	5,385	6,295,827
New York State Energy Research & Development Authority, Refunding RB, Series C, 4.00%, 04/01/34	650	672,848
		25,871,091
County/City/Special District/School District — 12.9%
Battery Park City Authority, RB, Series A, Sustainability Bonds, 5.00%, 11/01/53	4,000	4,163,862
Security	Par (000)	Value
County/City/Special District/School District (continued)
Battery Park City Authority, Refunding RB, Sustainability Bonds, 5.00%, 11/01/50	$8,000	$ 8,401,215
City of New York, GO
Series B-1, 5.00%, 10/01/43	3,000	3,091,749
Series B-1, 5.25%, 10/01/43	1,500	1,600,756
Series C-1, 5.25%, 09/01/45	5,160	5,496,817
Series D, 5.38%, 06/01/32	15	15,031
Series D, 5.50%, 04/01/46	8,000	8,600,154
Series D-1, 5.50%, 05/01/44	2,500	2,694,700
Series E, 5.00%, 08/01/47	5,000	5,170,999
Sub-Series E-1, 4.00%, 04/01/45	2,125	1,994,961
County of Nassau New York, GOL
Series A, 5.00%, 04/01/45	1,805	1,924,601
Series A, 5.00%, 04/01/46	5,695	6,036,666
Series A, 5.00%, 04/01/47	3,925	4,145,567
Series A, 5.00%, 04/01/49	4,000	4,240,896
Series B, (AGM), 5.00%, 07/01/42	4,190	4,314,806
County of Nassau New York, Refunding GOL, Series B, 5.00%, 04/01/42	1,500	1,631,588
New York City Industrial Development Agency, RB(c)
(AGM), 0.00%, 03/01/41	4,155	2,115,313
(AGM), 0.00%, 03/01/42	5,500	2,628,593
(AGM), 0.00%, 03/01/43	2,000	897,223
(AGM), 0.00%, 03/01/45	2,450	962,860
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B, 5.25%, 05/01/48	2,500	2,651,749
Series B, 5.00%, 05/01/51	4,000	4,126,116
Series A-1, Subordinate, 5.00%, 05/01/44	2,500	2,662,267
Series A-1, Subordinate, 5.00%, 05/01/46	4,000	4,143,370
Series C-1, Subordinate, 4.00%, 02/01/42	6,000	5,843,493
Series G-1, Subordinate, 5.00%, 05/01/46	8,800	9,191,386
New York Liberty Development Corp., Refunding RB
Series 1, 2.75%, 02/15/44	6,125	4,652,982
Series A, Sustainability Bonds, 2.75%, 11/15/41	17,000	13,577,053
New York State Dormitory Authority, RB, 5.00%, 07/01/26	520	520,873
New York State Dormitory Authority, Refunding RB, Series B, 5.00%, 08/15/27(f)	5	5,200
Saratoga County Capital Resource Corp., RB, 5.00%, 07/01/47	1,300	1,369,015
Schenectady County Capital Resource Corp., RB, Series A, 5.25%, 01/01/50	1,375	1,448,912
Suffolk Regional Off-Track Betting Corp., RB, 5.00%, 12/01/34	1,245	1,285,089
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 5.25%, 05/15/52	15,465	16,226,150
		137,832,012
Education — 7.8%
Albany Capital Resource Corp., Refunding RB(d)(e)
4.00%, 07/01/41	930	18,608
4.00%, 07/01/51	962	19,228
Amherst Development Corp., Refunding RB
5.00%, 10/01/43	85	81,826
5.00%, 10/01/48	1,040	961,456
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	655	666,600
Build NYC Resource Corp., RB(b)
5.00%, 09/01/39	900	912,513
5.00%, 09/01/44	725	702,081
5.00%, 09/01/49	1,255	1,166,715
Series A, 4.88%, 05/01/31	550	554,368

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
December 31, 2025
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Build NYC Resource Corp., RB(b) (continued)
Series A, 5.13%, 05/01/38	$140	$ 140,445
Series A, 5.50%, 05/01/48	2,175	2,098,180
Sustainability Bonds, 5.75%, 06/01/42	500	510,091
Build NYC Resource Corp., Refunding RB
5.00%, 08/01/33	275	278,037
5.00%, 06/01/35	250	250,271
5.00%, 06/01/40	310	310,297
5.00%, 08/01/47	225	206,783
5.00%, 11/01/47	2,900	3,095,138
Series A, 5.00%, 06/01/43	325	325,168
County of Cattaraugus New York, RB
5.00%, 05/01/34	130	130,164
5.00%, 05/01/39	225	225,170
Dobbs Ferry Local Development Corp., RB, 5.00%, 07/01/39	1,000	1,000,672
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	1,910	1,953,121
5.00%, 07/01/52	9,145	9,260,278
Dutchess County Local Development Corp., Refunding RB, 5.00%, 07/01/45	8,710	8,989,261
Hempstead Town Local Development Corp., Refunding RB
5.00%, 10/01/34	570	570,857
5.00%, 10/01/35	265	265,373
Monroe County Industrial Development Corp., RB
Series A, 5.00%, 07/01/53	3,230	3,360,631
Series B, 5.13%, 07/01/33	3,145	3,279,833
New York State Dormitory Authority, RB
Series 1, (BHAC-CR AMBAC), 5.50%, 07/01/31	245	266,862
Series 1, (AMBAC), 5.50%, 07/01/40	500	587,739
Series A, 5.00%, 07/01/43	1,750	1,799,620
Series A, Sustainability Bonds, 5.00%, 07/01/48	735	768,347
Series A, Sustainability Bonds, 5.25%, 07/01/50	1,635	1,752,914
New York State Dormitory Authority, Refunding RB
5.00%, 07/01/44	5,000	5,222,830
Series A, 5.00%, 07/01/43	5,000	5,393,411
Series A, 4.00%, 07/01/46	8,180	7,617,455
Series A, 5.50%, 07/01/54	15,000	16,228,683
Onondaga Civic Development Corp., RB, 5.50%, 12/01/56	2,570	2,805,167
Onondaga County Trust for Cultural Resources, Refunding RB, 5.00%, 05/01/40	135	136,307
Schenectady County Capital Resource Corp., Refunding RB, 5.25%, 07/01/52	285	295,277
		84,207,777
Health — 3.0%
Albany Capital Resource Corp., Refunding RB, 5.25%, 05/01/50	3,750	3,895,650
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	4,345	4,382,465
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	355	286,233
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	100	93,877
Series A, 5.00%, 12/01/37	370	370,531
New York State Dormitory Authority, RB
Series 1, 5.25%, 07/01/54	1,300	1,390,533
Series 1-B, 4.00%, 07/01/51	5,000	4,586,545
Security	Par (000)	Value
Health (continued)
New York State Dormitory Authority, Refunding RB
5.00%, 05/01/38	$1,705	$ 1,851,923
4.00%, 07/01/45	460	370,186
5.00%, 05/01/52	4,000	4,057,946
Series A, (AGM-CR), 4.00%, 05/01/54	3,500	3,211,646
Series A, 4.00%, 05/01/54	3,000	2,677,974
Southold Local Development Corp., RB, 4.00%, 12/01/45	1,900	1,645,553
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	285	285,358
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	1,145	1,145,226
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	1,150	1,146,209
5.00%, 07/01/56	1,270	1,117,650
		32,515,505
Housing — 5.4%
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, 3.15%, 11/01/36	400	384,608
Sustainability Bonds, (HUD SECT 8), 4.80%, 02/01/53	2,000	1,991,405
Series A-1, Sustainability Bonds, 4.55%, 11/01/44	1,650	1,657,032
Series A-1, Sustainability Bonds, 4.65%, 11/01/49	2,000	1,985,184
Series A-1, Sustainability Bonds, 4.75%, 11/01/54	3,000	2,950,062
Series C, Sustainability Bonds, (FHLMC), 4.95%, 02/01/55	2,500	2,501,412
Series E-1, Sustainability Bonds, 4.55%, 11/01/43	5,000	5,048,749
Series F-1A, Sustainability Bonds, 4.45%, 11/01/49	2,815	2,733,623
Series G, Sustainability Bonds, 4.60%, 11/01/43	3,000	3,034,608
Series S, Class F-1, Sustainability Bonds, 4.60%, 11/01/42	2,000	2,030,998
Series S, Class F-1, Sustainability Bonds, 4.75%, 11/01/47	1,500	1,493,015
New York City Housing Development Corp., Refunding RB, Series A, Sustainability Bonds, 4.25%, 11/01/43	520	512,085
New York City Housing Development Corp., Refunding RB, M/F Housing, Series D, Sustainability Bonds, 4.10%, 11/01/38	2,500	2,262,935
New York State Housing Finance Agency, RB, M/F Housing
Series A, (SONYMA), 4.90%, 02/15/38	645	645,211
Series A, (SONYMA), 5.10%, 02/15/38	875	875,926
Series E, (SONYMA), 4.15%, 11/01/47	165	154,606
Series J-1, Sustainability Bonds, (SONYMA), 2.80%, 11/01/51	4,500	3,109,006
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	5,000	5,036,583
Series 261, Sustainability Bonds, (SONYMA), 4.40%, 10/01/44	5,000	5,001,331
Series 273, Sustainability Bonds, (SONYMA), 4.70%, 10/01/48	2,500	2,490,377
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB, S/F Housing
AMT, Sustainability Bonds, 1.40%, 10/01/27	5,460	5,212,788
AMT, Sustainability Bonds, 1.50%, 04/01/28	5,475	5,163,149
Schedule of Investments

Schedule of Investments (unaudited)(continued)
December 31, 2025
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housing (continued)
Yonkers Industrial Development Agency, RB
Series A, (SONYMA), 4.80%, 10/01/26	$95	$ 95,144
Series A, (SONYMA), 5.00%, 10/01/37	1,640	1,641,223
		58,011,060
State — 8.2%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/45	10,500	11,006,411
Empire State Development Corp., Refunding RB, Series A, Sustainability Bonds, 5.00%, 03/15/45	5,805	6,115,563
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 5.00%, 07/15/43	1,500	1,630,801
New York State Dormitory Authority, RB
Series A, 4.80%, 12/01/34	15,220	15,523,091
Series A, 5.00%, 03/15/42	3,945	4,050,292
Series A, 5.00%, 03/15/48	15,000	15,634,795
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/41	5,000	5,200,705
Series A, 4.00%, 03/15/43	5,000	4,837,984
Series A, 5.00%, 03/15/48	7,500	7,785,802
Series A, 5.25%, 03/15/50	3,000	3,190,570
Series A-1, 5.00%, 03/15/42	3,105	3,334,837
Series C, 5.00%, 03/15/41	2,500	2,574,498
Series C, 5.25%, 03/15/47	3,000	3,203,628
Series E, 5.00%, 03/15/42	3,535	3,651,870
		87,740,847
Tobacco — 2.7%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 06/01/39	825	692,308
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,595	3,785,150
New York Counties Tobacco Trust IV, Refunding RB, Series A, 5.00%, 06/01/42	3,775	3,144,971
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/51	10,305	8,673,166
Series B, 5.00%, 06/01/28	90	90,716
Series B, 5.00%, 06/01/29	105	105,813
Series C, 4.00%, 06/01/51	4,055	2,895,942
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	1,250	1,197,821
TSASC, Inc., Refunding RB
Series A, 5.00%, 06/01/30	775	793,054
Series B, 5.00%, 06/01/48	2,000	1,733,471
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	4,275	3,486,050
Sub-Series C, 5.13%, 06/01/51	2,375	2,034,559
		28,633,021
Transportation — 24.7%
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series B-1, Sustainability Bonds, 5.00%, 11/15/42	1,530	1,561,594
Metropolitan Transportation Authority, RB
Series A-2, 4.00%, 11/15/43	5,000	4,654,744
Series A-1, Sustainability Bonds, 4.00%, 11/15/44	2,500	2,301,293
Series D-2, Sustainability Bonds, 4.00%, 11/15/47	8,800	7,970,429
Metropolitan Transportation Authority, Refunding RB
5.00%, 11/15/43	2,250	2,394,622
Series B, 5.00%, 11/15/37	1,500	1,518,144
Series A, Sustainability Bonds, 5.50%, 11/15/47	5,000	5,369,090
Security	Par (000)	Value
Transportation (continued)
Metropolitan Transportation Authority, Refunding RB (continued)
Series C, Sustainability Bonds, (BAM-TCRS), 5.00%, 11/15/42	$3,000	$ 3,083,435
Series C, Sustainability Bonds, (BAM), 5.00%, 11/15/44	5,000	5,095,072
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	1,225	1,225,250
New York State Thruway Authority, RB
Series A, 5.00%, 03/15/46	2,200	2,306,521
Series A, 5.00%, 03/15/47	3,000	3,132,812
Series A, 5.00%, 03/15/49	2,500	2,598,375
Series N, 4.00%, 01/01/45	940	907,520
New York State Thruway Authority, Refunding RB
5.00%, 03/15/42	4,000	4,263,400
Series O, 4.00%, 01/01/47	2,345	2,232,348
Series P, 5.00%, 01/01/49	14,250	14,949,354
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/33	4,645	5,047,292
AMT, 5.00%, 12/01/35	1,510	1,622,856
AMT, 5.00%, 12/01/39	3,000	3,146,480
AMT, 5.63%, 04/01/40	5,755	6,038,085
AMT, 5.00%, 12/01/41	7,565	7,808,890
AMT, 5.00%, 12/01/42	1,755	1,796,041
Series A, AMT, 5.00%, 07/01/34	250	250,171
Series A, AMT, 5.00%, 07/01/41	750	750,060
Series A, AMT, 5.25%, 01/01/50	10,190	10,190,350
AMT, Sustainability Bonds, 6.00%, 06/30/44	500	544,855
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	3,245	3,384,874
AMT, 4.00%, 10/31/46	4,355	3,871,983
AMT, 4.00%, 04/30/53	2,500	2,123,536
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	13,175	13,244,220
AMT, Sustainability Bonds, 6.00%, 06/30/54	16,965	17,535,141
AMT, Sustainability Bonds, 5.50%, 06/30/60	15,000	15,121,465
New York Transportation Development Corp., Refunding RB
5.00%, 12/01/38	4,250	4,533,781
Series A, AMT, Sustainability Bonds, (AGM), 5.25%, 12/31/54	10,000	10,137,977
Niagara Falls Bridge Commission, RB, (AGM), 4.16%, 10/01/33	1,650	1,623,318
Niagara Frontier Transportation Authority Airport System Revenues, Refunding ARB
AMT, 5.00%, 04/01/32	400	417,116
AMT, 5.00%, 04/01/33	375	390,132
AMT, 5.00%, 04/01/34	225	233,510
AMT, 5.00%, 04/01/35	200	207,057
AMT, 5.00%, 04/01/36	210	216,710
AMT, 5.00%, 04/01/37	250	257,087
AMT, 5.00%, 04/01/38	250	256,276
AMT, 5.00%, 04/01/39	175	178,927
Port Authority of New York & New Jersey, ARB, Series 218, AMT, 5.00%, 11/01/44	1,960	1,998,345
Port Authority of New York & New Jersey, Refunding ARB
Series 23, 5.25%, 08/01/52	3,900	4,116,454
Series 244, 5.00%, 07/15/49	1,665	1,745,778
Series 223, AMT, 4.00%, 07/15/41	2,120	2,075,265
Series 231, AMT, 5.00%, 08/01/38	2,500	2,674,537
Series 231, AMT, 5.50%, 08/01/39	5,900	6,547,549
Series 234, AMT, 5.25%, 08/01/47	4,000	4,175,692

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
December 31, 2025
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB (continued)
Series 238, AMT, 5.00%, 07/15/39	$6,125	$ 6,602,487
Series 238, AMT, 5.00%, 07/15/40	1,375	1,466,598
Port Authority of New York & New Jersey, Refunding RB
Series 248, 5.00%, 01/15/50	3,000	3,145,210
Series 250, 5.00%, 10/15/43	2,000	2,190,015
Series 250, 5.00%, 10/15/47	4,335	4,591,821
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	10,000	10,538,905
Sub-Series B-1, 5.00%, 11/15/48	7,760	8,066,971
Triborough Bridge & Tunnel Authority, Refunding RB
Series A-2, 5.00%, 11/15/44	3,610	3,859,830
Series C-2, 5.00%, 11/15/42	10,000	10,226,294
Series B-1, Sustainability Bonds, 5.25%, 05/15/54	9,025	9,487,607
Series C, Sustainability Bonds, 5.25%, 11/15/42	4,200	4,621,780
		264,623,331
Utilities — 14.1%
Long Island Power Authority, RB
5.00%, 09/01/42	1,000	1,023,035
Series C, (AGM), 5.25%, 09/01/29	3,500	3,779,242
Series E, Sustainability Bonds, 5.00%, 09/01/48	6,335	6,587,840
Long Island Power Authority, Refunding RB
Series A, 5.00%, 09/01/42	3,000	3,277,650
Series A, 5.00%, 09/01/43	10,100	10,940,373
Series A, 5.00%, 09/01/44	9,400	9,966,668
Series A, 5.00%, 09/01/49	4,325	4,495,489
New York City Municipal Water Finance Authority, RB
Series BB, 5.00%, 06/15/43	7,500	8,155,423
Series BB, 5.00%, 06/15/48	2,000	2,090,516
Series AA-1, Subordinate, 5.25%, 06/15/53	15,105	15,946,475
New York City Municipal Water Finance Authority, Refunding RB
Series BB-2, 2.50%, 01/02/26(a)(g)	15,000	15,000,000
Series DD, 4.13%, 06/15/46	6,850	6,556,570
Series EE, 5.00%, 06/15/45	5,000	5,227,824
Sub-Series AA-2, 5.00%, 06/15/50	5,000	5,216,500
New York Power Authority, RB
Series A, (AGM), 5.75%, 11/15/33(h)	5,000	5,383,813
Sustainability Bonds, (AGM), 4.00%, 11/15/47	10,000	9,358,067
Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/48	4,025	4,215,095
New York State Environmental Facilities Corp., Refunding RB
Series A, 5.25%, 06/15/45	1,750	1,917,128
Series A, 5.25%, 06/15/53	5,000	5,380,612
Utility Debt Securitization Authority, RB, Restructured, 5.00%, 12/15/40	10,000	10,335,394
Utility Debt Securitization Authority, Refunding RB
Series 1, 5.00%, 12/15/40	3,000	3,365,625
Series TE1, Restructured, 5.00%, 12/15/38	9,000	10,001,681
Series 2, Sustainability Bonds, 5.00%, 12/15/50	2,500	2,645,577
		150,866,597
Total Municipal Bonds in New York		870,301,241
Security	Par (000)	Value
Ohio — 0.3%
Tobacco — 0.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	$4,440	$ 3,594,015
Puerto Rico — 5.3%
State — 3.7%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	400	423,467
Series A-1, Restructured, 5.75%, 07/01/31	389	426,462
Series A-1, Restructured, 4.00%, 07/01/35	931	915,035
Series A-1, Restructured, 4.00%, 07/01/37	799	774,720
Series A-1, Restructured, 4.00%, 07/01/41	233	215,465
Series A-1, Restructured, 4.00%, 07/01/46	1,130	985,890
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	1,333	964,714
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(d)(e)	16,936	9,907,605
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	7,005	6,602,658
Series A-2, Restructured, 4.54%, 07/01/53	49	44,384
Series A-2, Restructured, 4.78%, 07/01/58	5,323	4,969,725
Series A-2, Restructured, 4.33%, 07/01/40	5,235	5,121,835
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	490	435,216
Series A-1, Restructured, 0.00%, 07/01/33	1,423	1,077,556
Series A-1, Restructured, 0.00%, 07/01/46	16,563	5,532,371
Series B-1, Restructured, 0.00%, 07/01/46	2,677	895,958
		39,293,061
Utilities — 1.6%
Puerto Rico Electric Power Authority, RB(d)(e)
Series A, 6.75%, 07/01/36	3,560	2,376,300
Series A-3, 10.00%, 07/01/19	999	666,867
Series B-3, 10.00%, 07/01/19	999	666,867
Series C-1, 5.40%, 01/01/18	2,745	1,832,181
Series C-2, 5.40%, 07/01/18	2,745	1,832,477
Series C-3, 5.40%, 01/01/20	277	185,233
Series C-4, 5.40%, 07/01/20	278	185,233
Series CCC, 5.25%, 07/01/28	440	293,700
Series D-4, 7.50%, 07/01/20	1,726	1,152,156
Series TT, 5.00%, 07/01/26	565	377,137
Series WW, 5.50%, 07/01/17	610	407,175
Series WW, 5.50%, 07/01/18	535	357,112
Series WW, 5.50%, 07/01/19	435	290,363
Series WW, 5.38%, 07/01/24	385	256,988
Series WW, 5.25%, 07/01/33	420	280,350
Series WW, 5.50%, 07/01/38	520	347,100
Series XX, 5.25%, 07/01/17	285	190,238
Series XX, 5.25%, 07/01/35	185	123,488
Series XX, 5.75%, 07/01/36	260	173,550
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/23	2,670	1,782,225
Series AAA, 5.25%, 07/01/29(d)(e)	235	156,863
Series UU, 0.00%, 07/01/17(a)(d)(e)	185	123,488
Series UU, 0.00%, 07/01/18(a)(d)(e)	165	110,138
Series UU, 1.00%, 07/01/31(a)(d)(e)	1,755	1,171,462
Series YY, 6.13%, 07/01/40(d)(e)	1,860	1,241,550
Schedule of Investments

Schedule of Investments (unaudited)(continued)
December 31, 2025
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
Puerto Rico Electric Power Authority, Refunding RB (continued)
Series ZZ, 5.00%, 07/01/28(d)(e)	$435	$ 290,362
Series ZZ, 5.00%, 12/29/49(d)(e)	430	287,025
		17,157,628
Total Municipal Bonds in Puerto Rico		56,450,689
Total Municipal Bonds — 88.9% (Cost: $965,351,298)		953,605,080
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
New York — 12.9%
County/City/Special District/School District — 4.0%
City of New York, GO, Series A-1, 5.25%, 09/01/43	10,000	10,664,552
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.25%, 11/01/43	2,960	3,160,095
Series D-1, 5.50%, 11/01/45	5,910	6,344,224
Series D-1, 5.25%, 11/01/48	10,000	10,463,287
Series H-1, Subordinate, 5.00%, 11/01/46	11,000	11,533,248
		42,165,406
State — 2.3%
Empire State Development Corp., Refunding RB
5.00%, 03/15/41	10,000	10,764,527
5.00%, 03/15/44	4,220	4,437,450
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 03/15/42	9,410	9,721,102
		24,923,079
Transportation — 5.4%
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/38	17,485	17,834,367
Series A, 5.00%, 02/15/39	9,005	9,174,733
Metropolitan Transportation Authority, Refunding RB, Sustainability Bonds, Series C, 5.00%, 11/15/41	11,365	11,741,800
Triborough Bridge & Tunnel Authority, RB, Senior Lien, Sustainability Bonds, Series D-2, 5.25%, 05/15/47	8,410	8,844,335
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/45	10,000	10,225,186
		57,820,421
Utilities — 1.2%
New York City Municipal Water Finance Authority, Refunding RB, Series AA-3, 5.00%, 06/15/47	12,500	12,986,513
Total Municipal Bonds in New York		137,895,419
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 12.9% (Cost: $136,307,527)		137,895,419

Security	Shares	Value
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(e)	109,230	$ 1
Total Warrants — 0.0% (Cost: $ — )		1
Total Long-Term Investments — 103.6% (Cost: $1,121,011,115)		1,110,801,864
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.84%(j)(k)	22,642,879	22,642,879
Total Short-Term Securities — 2.1% (Cost: $22,642,879)		22,642,879
Total Investments — 105.7% (Cost: $1,143,653,994)		1,133,444,743
Other Assets Less Liabilities — 0.7%		7,185,212
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.4)%		(68,399,539)
Net Assets — 100.0%		$ 1,072,230,416

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(h)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(i)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
December 31, 2025
BlackRock New York Municipal Opportunities Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 31,853,314	$ —	$ (9,210,435)(a)	$ —	$ —	$ 22,642,879	22,642,879	$ 388,025	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 19,301,364	$ —	$ 19,301,364
Municipal Bonds	—	953,605,080	—	953,605,080
Municipal Bonds Transferred to Tender Option Bond Trusts	—	137,895,419	—	137,895,419
Warrants	—	1	—	1
Short-Term Securities
Money Market Funds	22,642,879	—	—	22,642,879
	$22,642,879	$1,110,801,864	$—	$1,133,444,743
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $67,969,996 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
December 31, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Equity Funds — 0.9%
iShares High Yield Muni Active ETF(a)	1,050,000	$ 51,114,000
Fixed Income Funds — 1.3%
Vanguard Tax-Exempt Bond Index ETF	1,500,000	75,435,000
Total Investment Companies — 2.2% (Cost: $125,525,895)		126,549,000

	Par (000)
Municipal Bonds
Alabama — 8.1%
Alabama Highway Authority, RB, (AGM), 5.00%, 09/01/38	$8,775	10,097,136
Baldwin County Industrial Development Authority, RB, Series A, AMT, 5.00%, 06/01/55(b)(c)	14,310	14,588,626
Black Belt Energy Gas District, RB(b)
Series C, 5.50%, 10/01/54	52,000	57,143,596
Series F, 5.50%, 11/01/53	11,170	11,725,503
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.25%, 10/01/41	28,135	30,607,405
5.25%, 10/01/42	4,120	4,430,805
5.25%, 10/01/43	10,240	10,929,618
5.25%, 10/01/44	25,470	27,000,755
5.25%, 10/01/45	2,230	2,342,589
Energy Southeast A Cooperative District, RB(b)
Series A-1, 5.50%, 11/01/53	85,500	93,406,108
Series B-1, 5.75%, 04/01/54	20,000	22,150,158
Southeast Energy Authority A Cooperative District, RB
Series A, 4.00%, 11/01/51(b)	99,000	100,161,082
Series B, 4.00%, 12/01/51(b)	7,000	7,070,773
Series B-1, 5.00%, 05/01/53(b)	20,000	20,701,788
Series E, 5.00%, 10/01/30	50,000	53,717,240
		466,073,182
Arizona — 2.0%
Arizona Industrial Development Authority, Refunding RB(c)
5.25%, 07/01/37	1,230	1,235,385
5.50%, 07/01/52	2,450	2,290,317
City of Mesa Arizona Utility System Revenue, RB
(AGM), 5.00%, 07/01/38	10,000	11,441,353
(AGM), 5.00%, 07/01/39	8,500	9,656,351
(AGM), 5.00%, 07/01/40	5,875	6,586,789
(AGM), 5.00%, 07/01/41	4,000	4,435,199
(AGM), 5.00%, 07/01/42	4,900	5,372,010
City of Phoenix Civic Improvement Corp., ARB, Junior Lien, 5.00%, 07/01/49	10,000	10,210,622
City of Phoenix Civic Improvement Corp., RB
Junior Lien, 5.00%, 07/01/40	2,000	2,204,639
Junior Lien, 5.00%, 07/01/42	7,815	8,459,190
Series A, Junior Lien, 5.00%, 07/01/45	5,000	5,238,783
Junior Lien, Sustainability Bonds, 5.00%, 07/01/44	7,815	8,171,731
City of Phoenix Civic Improvement Corp., Refunding RB, Series C, Subordinate, 5.00%, 07/01/41	20,225	22,459,794
Pinal County Industrial Development Authority, RB, 6.25%, 06/01/26	75	75,094
Security	Par (000)	Value
Arizona (continued)
Salt River Project Agricultural Improvement & Power District, RB
Series B, 5.00%, 05/01/42	$5,615	$ 6,167,077
Series B, 5.00%, 01/01/43	7,000	7,577,853
Tucson Industrial Development Authority/Pima County Industrial Development Auth, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	5,705	6,240,413
		117,822,600
Arkansas(c) — 0.6%
Arkansas Development Finance Authority, RB
AMT, Sustainability Bonds, 7.38%, 07/01/48	14,700	15,930,646
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48	17,200	18,484,308
		34,414,954
California — 5.1%
California Community Choice Financing Authority, RB
Sustainability Bonds, 5.50%, 10/01/54(b)	8,885	9,695,806
Series F, Sustainability Bonds, 5.00%, 11/01/33	5,885	6,397,542
California Infrastructure & Economic Development Bank, Refunding RB, Sustainability Bonds, 12.00%, 01/01/65(b)(c)	51,775	38,313,500
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/44	8,000	8,101,615
Series C, AMT, 5.00%, 05/15/45	13,000	13,273,020
City of Los Angeles Department of Airports, Refunding ARB
Series A, AMT, 5.00%, 05/15/45	15,910	16,377,186
Series A, AMT, Sustainability Bonds, 5.25%, 05/15/44	13,000	13,956,944
Series A, AMT, Sustainability Bonds, 5.25%, 05/15/45	10,000	10,658,814
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series 2, Class D, AMT, 5.00%, 05/01/48	30,000	30,129,450
Series A, AMT, 5.00%, 05/01/39	14,500	15,076,002
Series B, AMT, 5.00%, 05/01/46	10,000	10,003,503
Series D, AMT, 5.00%, 05/01/43	17,735	17,956,916
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series 2, Class A, AMT, 5.00%, 05/01/38	10,000	10,880,946
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series B, Sustainability Bonds, 1.00%, 10/01/26(d)	96,400	95,491,642
		296,312,886
Colorado — 2.7%
Arapahoe County School District No. 5 Cherry Creek, GO, (SAW), 5.25%, 12/15/41	2,430	2,753,382
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/36	7,360	7,628,149
Series A, AMT, 5.00%, 12/01/38	17,750	18,298,033
Series A, AMT, 5.00%, 12/01/43	28,950	29,319,376
Series A, AMT, 5.25%, 12/01/43	10,235	10,476,774
Series A, AMT, 5.00%, 12/01/48	11,960	12,004,781
Series A, AMT, 5.25%, 12/01/48	39,000	39,534,733
Series D, AMT, 5.75%, 11/15/45	3,290	3,535,680
City of Colorado Springs Colorado Utilities System Revenue, RB, Series A, 5.00%, 11/15/41	10,500	11,753,222
Colorado Health Facilities Authority, Refunding RB
Series A, 5.00%, 09/01/32	6,125	6,842,761

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
December 31, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, Refunding RB (continued)
Series A, 5.00%, 09/01/35	$4,515	$ 5,146,871
Series A, 5.00%, 05/15/44	4,445	4,633,713
Denver City & County Housing Authority, RB, M/F Housing, 5.00%, 06/01/29	1,765	1,853,350
Mayfield Metropolitan District, GOL, Series A, 5.75%, 12/01/50	1,166	1,175,227
		154,956,052
Connecticut — 1.2%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series B, Sustainability Bonds, 5.75%, 11/15/53	12,105	12,925,637
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	8,970	8,988,015
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(c)	1,135	1,143,918
State of Connecticut Special Tax Revenue, Refunding RB
Class A, 5.00%, 07/01/39	24,000	27,480,559
Class A, 5.00%, 07/01/40	15,090	17,042,344
		67,580,473
Delaware — 0.3%
Delaware State Housing Authority, RB, S/F Housing
Series B, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	7,050	7,731,641
Series B, (FHLMC, FNMA, GNMA), 6.00%, 01/01/56	8,780	9,762,560
		17,494,201
District of Columbia — 2.0%
District of Columbia Income Tax Revenue, RB
Series A, 5.00%, 07/01/41	1,000	1,079,742
Series A, 5.25%, 05/01/48	25,720	27,236,490
District of Columbia Income Tax Revenue, Refunding RB
Series A, 5.00%, 06/01/41	11,460	12,746,574
Series A, 5.00%, 06/01/42	9,950	10,943,345
District of Columbia Water & Sewer Authority, Refunding RB
Series B, 5.00%, 10/01/49	3,745	3,795,606
Series A, AMT, Subordinate Lien, 5.00%, 10/01/41	2,050	2,244,965
District of Columbia, Refunding GO, Series A, 5.00%, 01/01/42	6,600	7,084,961
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/41	2,000	2,167,365
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Sustainability Bonds, 5.00%, 07/15/43	3,010	3,190,792
Washington Metropolitan Area Transit Authority, RB
5.00%, 07/01/43	10,000	10,135,198
Series B, 5.00%, 07/01/42	32,515	33,019,132
		113,644,170
Florida — 1.4%
City of Gainesville Florida Utilities System Revenue, Refunding RB, Series A, 5.00%, 10/01/44	19,550	20,127,384
City of Jacksonville Florida, Refunding RB
5.00%, 10/01/40	9,975	11,105,076
5.00%, 10/01/41	12,385	13,633,195
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., RB(c)
Series C, 5.75%, 12/15/56	$6,295	$ 4,686,502
AMT, 6.13%, 07/01/32(b)	11,725	11,775,825
Florida Development Finance Corp., Refunding RB, Series A, 4.50%, 12/15/56(c)	18,065	11,748,462
Lakewood Ranch Stewardship District, SAB, 4.63%, 05/01/27	700	706,342
Miami-Dade County Industrial Development Authority, RB, 5.10%, 11/01/43	8,150	7,219,214
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(e)(f)	147	60,392
		81,062,392
Georgia — 5.3%
City of Atlanta Georgia Airport Passenger Facility Charge, ARB, Series E, AMT, Subordinate Lien, 5.25%, 07/01/42	4,650	4,991,806
City of Atlanta Georgia Airport Passenger Facility Charge, Refunding ARB, Series C, 5.00%, 07/01/41	3,255	3,510,455
City of Atlanta Georgia Department of Aviation, ARB
Series B-1, AMT, Sustainability Bonds, 5.00%, 07/01/39	3,525	3,849,455
Series B-1, AMT, Sustainability Bonds, 5.00%, 07/01/40	4,600	4,963,614
Series B-1, AMT, Sustainability Bonds, 5.25%, 07/01/42	4,000	4,326,908
Series B-1, AMT, Sustainability Bonds, 5.25%, 07/01/44	7,000	7,445,057
Series B-1, AMT, Sustainability Bonds, 5.25%, 07/01/45	7,630	8,061,132
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(c)	5,030	3,018,000
Main Street Natural Gas, Inc., RB(b)
Series A, 5.00%, 05/01/54	28,000	30,082,598
Series B, 5.00%, 07/01/53	11,610	12,252,833
Series B, 5.00%, 12/01/55	27,065	28,817,656
Series C, 4.00%, 03/01/50	20,710	20,820,020
Series C, 5.00%, 09/01/53	87,500	93,134,099
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(b)	43,000	46,015,237
Private Colleges & Universities Authority, Refunding RB
Series A, 5.25%, 09/01/40	20,000	22,941,142
Series A, 5.25%, 09/01/41	11,000	12,477,473
		306,707,485
Hawaii — 0.1%
City & County Honolulu Hawaii Wastewater System Revenue, RB, Class A, Sustainability Bonds, 5.00%, 07/01/41	4,780	5,270,557
Illinois — 5.3%
Chicago O’Hare International Airport, ARB
Series A, AMT, Senior Lien, (AGM), 5.25%, 01/01/45	19,445	20,075,915
Series D, AMT, Senior Lien, 5.00%, 01/01/42	22,825	22,954,701
Series D, Senior Lien, 5.25%, 01/01/42	20,000	20,298,570
Series D, Senior Lien, 5.00%, 01/01/47	24,840	24,913,467
Chicago O’Hare International Airport, RB
Series A, AMT, Senior Lien, 5.00%, 01/01/38	2,585	2,814,835
Series A, AMT, Senior Lien, 5.00%, 01/01/39	1,930	2,089,032
Series A, AMT, Senior Lien, 5.25%, 01/01/40	2,330	2,561,529
Schedule of Investments

Schedule of Investments (unaudited)(continued)
December 31, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Chicago O’Hare International Airport, RB (continued)
Series A, AMT, Senior Lien, 5.25%, 01/01/41	$2,585	$ 2,812,275
Chicago O’Hare International Airport, Refunding ARB, Series B, Senior Lien, 5.25%, 01/01/44	3,970	4,268,245
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 10/01/53	7,825	8,374,044
Illinois State Toll Highway Authority, RB
Series A, 5.25%, 01/01/43	21,220	22,937,016
Series A, 5.00%, 01/01/44	16,980	17,453,380
Series A, 5.00%, 01/01/45	7,420	7,672,788
State of Illinois Sales Tax Revenue, RB
Series B, 5.00%, 06/15/38	10,025	11,072,874
Series B, 5.00%, 06/15/39	13,515	14,701,733
State of Illinois, GO
5.50%, 05/01/39	9,040	9,673,042
Series A, 5.00%, 11/01/29	27,500	29,604,262
Series B, 5.00%, 11/01/32	14,000	14,960,974
Series C, 5.50%, 10/01/42	28,000	30,105,021
Series D, 5.00%, 09/01/40	18,110	19,456,053
State of Illinois, Refunding GO, Series A, 5.00%, 10/01/28	19,250	20,340,453
		309,140,209
Indiana — 1.3%
Indiana Finance Authority, Refunding RB
Series C, 5.00%, 10/01/39	3,370	3,792,595
Series C, 5.00%, 10/01/41	8,150	8,965,788
Series C, 5.00%, 10/01/42	7,850	8,536,756
Series E, 5.00%, 10/01/39	6,365	7,163,165
Sustainability Bonds, 5.00%, 02/01/39	13,065	14,956,629
Indianapolis Local Public Improvement Bond Bank, RB, Series B, 5.00%, 01/01/43	5,365	5,731,410
Indianapolis Local Public Improvement Bond Bank, Refunding RB
5.00%, 01/15/36	5,500	6,320,221
5.00%, 01/15/37	5,500	6,260,601
5.00%, 01/15/38	7,500	8,460,306
5.00%, 01/15/39	5,250	5,886,085
Series A, 5.00%, 02/01/44	2,000	2,047,071
		78,120,627
Kansas — 0.0%
Douglas County Unified School District No. 491 Eudora, Refunding GO, Series A, (AGM), 5.00%, 09/01/42	1,200	1,270,088
Kentucky — 0.4%
Kentucky State Property & Building Commission, RB, Series A, 5.00%, 04/01/39	19,000	21,489,439
Maryland — 0.9%
County of Montgomery Maryland, RB
5.00%, 12/01/44	17,065	17,072,420
Series 2016, 5.00%, 12/01/45	13,955	13,992,733
State of Maryland, GO, Series A, 5.00%, 06/01/40	18,595	20,977,014
		52,042,167
Massachusetts — 2.7%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 5.00%, 06/01/42	14,000	14,235,809
Commonwealth of Massachusetts Transportation Fund Revenue, Refunding RB, 5.00%, 06/01/42	1,660	1,759,667
Commonwealth of Massachusetts, GOL
Series A, 5.00%, 04/01/41	5,000	5,561,557
Security	Par (000)	Value
Massachusetts (continued)
Commonwealth of Massachusetts, GOL (continued)
Series A, 5.00%, 01/01/42	$2,075	$ 2,258,597
Series A, 5.25%, 01/01/44	21,915	22,733,536
Series E, 5.25%, 09/01/43	20,000	20,729,014
Commonwealth of Massachusetts, Refunding GOL
Series A, 5.00%, 03/01/41	4,020	4,425,903
Series B, 5.00%, 05/01/41	2,000	2,183,883
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB
Series B, 5.00%, 07/01/41	7,500	8,405,570
Sustainability Bonds, 5.00%, 07/01/41	6,940	7,271,708
Massachusetts Development Finance Agency, RB, Series J2, 5.00%, 07/01/43	7,565	7,743,078
Massachusetts Port Authority, Refunding ARB
Series B, AMT, 5.00%, 07/01/43	36,515	36,577,313
Series C, AMT, 5.00%, 07/01/49	6,500	6,562,981
Massachusetts School Building Authority, Refunding RB
Series A, 5.25%, 02/15/48	10,760	10,986,072
Series B, Subordinate, 5.00%, 02/15/41	1,000	1,112,493
Massachusetts Water Resources Authority, Refunding RB, Series B, 5.00%, 08/01/43	4,500	4,631,606
		157,178,787
Michigan — 3.1%
Ann Arbor School District, Refunding GO, 5.00%, 05/01/39	5,760	6,556,413
Michigan Finance Authority, RB
5.00%, 11/01/44	10,000	10,003,873
Series A, 5.00%, 11/15/48	4,095	4,110,747
Series A, 6.50%, 06/01/57(c)(e)(f)	5,980	2,870,400
Michigan Finance Authority, Refunding RB
5.00%, 11/15/41	39,965	40,319,594
5.00%, 12/01/46	10,010	10,073,907
Class A, 5.00%, 12/01/27(g)	390	406,184
Class A, 5.00%, 12/01/42	9,760	9,939,719
Series A, 5.00%, 12/01/41	9,870	10,303,466
Michigan State Building Authority, Refunding RB
Series I, 5.00%, 04/15/39	8,000	9,155,098
Series I, 5.00%, 10/15/39	4,000	4,559,171
Michigan State Hospital Finance Authority, Refunding RB
5.00%, 11/15/47	27,810	28,241,222
Series B2, 5.00%, 08/15/55(b)	26,000	29,563,531
Michigan State University, Refunding RB, Series A, 5.25%, 08/15/43	3,075	3,365,134
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/42	7,000	7,585,234
		177,053,693
Minnesota — 1.4%
City of Bloomington Minnesota Sales Tax Revenue, RB
Series A, 5.00%, 02/01/39	3,160	3,522,939
Series A, 5.00%, 02/01/41	3,890	4,237,042
Series A, 5.00%, 02/01/42	4,085	4,403,814
Duluth Economic Development Authority, RB, Class B, 5.25%, 06/15/42	2,000	2,145,452
Minnesota Housing Finance Agency, RB, S/F Housing
Series F, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 07/01/53	3,770	4,006,024
Series O, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	3,335	3,573,803

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
December 31, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Minnesota (continued)
State of Minnesota, GO
Series A, 5.00%, 08/01/40	$26,315	$ 29,897,927
Series A, 5.00%, 08/01/42	15,715	17,468,975
Series B, 4.00%, 08/01/41	10,000	10,217,837
		79,473,813
Missouri — 0.9%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Class B, 5.00%, 11/15/44	1,000	1,042,415
Lindbergh School District, GO, 5.50%, 03/01/42	9,500	10,736,938
Missouri Housing Development Commission, RB, S/F Housing
Series C, (FHLMC, FNMA, GNMA), 6.00%, 05/01/55	14,090	15,609,473
Series E, (FHLMC, FNMA, GNMA), 6.00%, 05/01/55	10,905	12,113,622
North Kansas City School District No. 74, GO, 5.25%, 03/01/40	9,950	10,918,181
		50,420,629
Montana — 0.2%
Montana Board of Housing, RB, S/F Housing, Series A, 5.75%, 12/01/53	8,325	8,883,738
Nebraska — 0.5%
Central Plains Energy Project, RB, Series A-1, 5.00%, 08/01/55(b)	29,780	31,733,878
Nevada — 0.0%
State of Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/37	875	875,131
State of Nevada, GOL, Series A, 5.00%, 05/01/43	1,950	2,100,909
		2,976,040
New Jersey — 4.3%
New Jersey Economic Development Authority, RB
5.00%, 06/15/43	7,550	7,746,961
Series B, 5.00%, 06/15/43	13,855	14,216,444
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, Sustainability Bonds, 6.00%, 10/01/55	9,335	10,110,105
New Jersey Transportation Trust Fund Authority, RB
5.25%, 06/15/43	9,000	9,663,851
Series AA, 5.00%, 06/15/38	4,410	5,020,486
Series AA, 5.00%, 06/15/39	7,090	8,000,077
Series AA, 5.00%, 06/15/40	3,325	3,702,547
Series AA, 5.00%, 06/15/41	2,000	2,201,666
New Jersey Turnpike Authority, RB
Series B, 5.00%, 01/01/43	3,020	3,243,223
Series B, 5.00%, 01/01/46	5,000	5,244,215
New Jersey Turnpike Authority, Refunding RB
Series C, 5.00%, 01/01/42	13,700	14,808,512
Series C, 5.00%, 01/01/43	50,000	53,695,740
Series C, 5.00%, 01/01/44	27,480	29,287,755
Security	Par (000)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	$22,660	$ 22,302,815
Series A, 5.25%, 06/01/46	60,790	60,547,691
		249,792,088
New Mexico — 0.1%
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 02/01/27	65	66,165
New Mexico Mortgage Finance Authority, RB, S/F Housing, (FHLMC, FNMA, GNMA), 5.75%, 03/01/54	5,750	6,190,979
		6,257,144
New York — 11.1%
City of New York, GO, Series E-1, 5.00%, 03/01/39	10,375	10,708,136
Empire State Development Corp., RB, Series A, 5.00%, 03/15/44	14,075	14,854,547
Empire State Development Corp., Refunding RB
5.00%, 03/15/44	2,920	3,036,063
Series A, 5.00%, 03/15/46	8,000	8,323,401
New York City Municipal Water Finance Authority, RB, Series BB, 5.00%, 06/15/43	11,900	12,939,937
New York City Municipal Water Finance Authority, Refunding RB
5.00%, 06/15/40	3,325	3,532,433
Series DD, 5.50%, 06/15/38	13,725	16,430,225
Series DD, 5.50%, 06/15/39	7,675	9,124,309
Series EE, 5.00%, 06/15/45	7,000	7,145,136
Series EE2, 5.00%, 06/15/40	38,000	40,087,401
Series FF, 5.00%, 06/15/40	19,440	20,115,470
Sub-Series BB-2, 5.25%, 06/15/47	15,000	15,893,906
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 5.00%, 07/15/41	12,650	14,076,153
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B, 5.00%, 05/01/38	3,820	4,361,181
Series B, 5.00%, 05/01/39	3,630	4,105,510
Series B, 5.00%, 05/01/40	3,060	3,401,665
Series C, 5.50%, 05/01/40	3,000	3,399,380
Series C, 5.50%, 05/01/41	10,000	11,266,414
Series D, 5.25%, 05/01/45	15,000	16,105,670
Series D-1, 5.50%, 11/01/45	19,690	21,136,677
Sub-Series E-1, 5.00%, 02/01/39	2,525	2,572,979
Sub-Series F-1, 5.00%, 05/01/42	3,000	3,049,661
Series C-1, Subordinate, 5.00%, 05/01/44	5,000	5,298,560
Series C-3, Subordinate, 5.00%, 05/01/39	2,600	2,686,872
Series H-1, Subordinate, 5.25%, 11/01/45	9,280	9,984,951
Sub-Series A, Subordinate, 5.00%, 05/01/41	10,000	10,982,243
New York Energy Finance Development Corp., RB, 5.00%, 07/01/56	3,490	3,696,896
New York State Dormitory Authority, RB
Class A, (AGM SAW), 5.00%, 10/01/39	9,345	10,528,388
Series A, 5.00%, 03/15/41	3,240	3,294,342
Series A, 5.00%, 07/01/43	2,050	2,108,127
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/40	14,950	16,163,154
Schedule of Investments

Schedule of Investments (unaudited)(continued)
December 31, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York State Dormitory Authority, Refunding RB (continued)
Series B, 5.00%, 03/15/44	$5,155	$ 5,524,922
Series B, 5.00%, 03/15/46	13,000	13,693,657
Series C, 5.00%, 03/15/40	2,350	2,638,137
Series C, 5.00%, 03/15/41	2,245	2,488,129
Series C, 5.00%, 03/15/42	3,500	3,828,722
Series E, 5.00%, 03/15/40	2,270	2,362,432
Series E, 5.00%, 03/15/42	36,535	37,742,876
Series E, 5.00%, 03/15/43	6,275	6,460,444
New York State Thruway Authority, Refunding RB, 5.00%, 03/15/41	15,550	16,738,840
New York Transportation Development Corp., ARB
AMT, 6.00%, 04/01/35	14,215	15,665,963
AMT, 5.00%, 12/01/38	10,010	10,566,919
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	23,000	23,991,401
AMT, 5.00%, 10/01/40	23,500	23,825,104
AMT, Sustainability Bonds, 5.25%, 06/30/49	35,200	35,430,074
Port Authority of New York & New Jersey, ARB, Series 218, AMT, 5.00%, 11/01/49	32,905	33,441,062
Port Authority of New York & New Jersey, Refunding ARB
5.00%, 10/15/42	10,000	10,205,447
Series 205, 5.00%, 11/15/47	12,000	12,198,862
Series 245, 5.00%, 09/01/42	1,000	1,095,394
Series 245, 5.00%, 09/01/43	2,000	2,171,629
Series 207, AMT, 5.00%, 09/15/31	6,735	6,981,519
Series 231, AMT, 5.50%, 08/01/39	5,710	6,336,695
Series 231, AMT, 5.50%, 08/01/47	20,000	21,184,128
Port Authority of New York & New Jersey, Refunding RB
Series 248, 5.00%, 01/15/41	3,735	4,167,898
Series 248, 5.00%, 01/15/42	2,550	2,808,555
Series 250, 5.00%, 10/15/41	7,080	7,957,591
Series 250, 5.00%, 10/15/42	5,060	5,608,336
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/41	10,000	10,033,418
Series C, 5.25%, 05/15/41	2,905	3,158,908
Series C, Sustainability Bonds, 5.25%, 11/15/40	5,335	5,975,190
		644,692,039
North Carolina — 0.3%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 52A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 01/01/55	8,425	9,087,272
State of North Carolina, Refunding RB
5.00%, 03/01/38	3,915	4,485,622
5.00%, 03/01/39	3,500	3,975,640
		17,548,534
Ohio — 1.8%
County of Allen OH Hospital Facilities Revenue, Refunding RB
5.00%, 11/01/39	17,000	18,997,694
Class A, 5.00%, 11/01/40	13,860	15,359,750
JobsOhio Beverage System, Refunding RB, Senior Lien, 5.00%, 01/01/38	9,290	10,688,943
Ohio Turnpike & Infrastructure Commission, RB, Series A, 5.00%, 02/15/43	13,325	13,597,539
Ohio University, Refunding RB, Series A, 5.00%, 12/01/44	7,000	7,087,801
Security	Par (000)	Value
Ohio (continued)
Ohio Water Development Authority, RB
5.00%, 06/01/44	$1,975	$ 2,049,040
Series A, 5.00%, 12/01/40	9,500	10,747,204
Series A, 5.00%, 12/01/41	6,675	7,474,211
Series A, Sustainability Bonds, 5.00%, 12/01/41	3,715	4,119,609
State of Ohio, GO, Series A, 5.00%, 03/01/39	10,000	10,187,948
University of Cincinnati, RB, Series C, 5.00%, 06/01/41	2,600	2,607,254
		102,916,993
Oklahoma — 0.3%
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(c)	7,820	7,774,859
Tulsa Municipal Airport Trust Trustees, Refunding ARB, AMT, 6.25%, 12/01/35	7,770	8,896,378
		16,671,237
Oregon — 1.7%
County of Washington Oregon, GOL
5.00%, 06/01/39	9,760	11,178,233
5.00%, 06/01/41	8,905	9,949,247
Deschutes County Administrative School District No. 1 Bend-La Pine, GO
(GTD), 5.00%, 06/15/40	16,010	17,955,452
(GTD), 5.00%, 06/15/41	15,040	16,682,353
Port of Morrow Oregon, GOL, Series A, 5.15%, 10/01/26(c)	17,685	17,687,695
State of Oregon, GO, Series A, 5.00%, 05/01/42	10,110	10,963,635
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO
(GTD), 5.00%, 06/15/41	8,000	8,941,493
(GTD), 5.00%, 06/15/42	6,000	6,630,848
		99,988,956
Pennsylvania — 2.0%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/32(c)	3,750	3,826,691
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series A, 5.00%, 11/01/45	1,050	1,086,921
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 5.00%, 09/01/39	2,775	3,086,998
Commonwealth of Pennsylvania, GO
5.00%, 10/01/40	10,000	10,839,080
Series B, 5.00%, 08/15/39	4,025	4,522,603
Lancaster County Hospital Authority, RB
5.00%, 11/01/37	1,205	1,268,115
5.00%, 11/01/39	1,000	1,043,086
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, 5.25%, 11/01/43	17,000	18,055,234
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 6.25%, 10/01/53	10,970	11,876,424
Series 149A, Sustainability Bonds, 6.50%, 10/01/55	18,130	20,742,161
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 5.00%, 12/01/46	5,900	6,170,525
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.00%, 06/01/42	10,000	10,150,750

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
December 31, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB (continued)
Series A, Subordinate, 5.00%, 12/01/44	$18,190	$ 18,783,431
Pennsylvania Turnpike Commission, RB, CAB, Sub- Series A-2, Convertible, Restructured, 5.13%, 12/01/40(h)	2,680	2,820,705
		114,272,724
Puerto Rico — 1.2%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.75%, 07/01/31	13,205	14,506,678
Series A-1, Restructured, 4.00%, 07/01/33	20,418	20,412,067
Series A-1, Restructured, 4.00%, 07/01/35	8,168	8,026,582
Series A-1, Restructured, 4.00%, 07/01/37	25,180	24,409,406
		67,354,733
South Carolina — 4.0%
County of Dorchester South Carolina, SAB(c)
5.88%, 10/01/40	1,245	1,266,879
6.00%, 10/01/51	3,000	3,025,148
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(b)	48,600	51,931,044
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(b)	84,000	90,808,419
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(c)	10,135	9,039,670
Series A, 5.25%, 11/01/41	8,985	9,908,984
Series A, 5.25%, 11/01/43	27,170	29,270,257
South Carolina Jobs-Economic Development Authority, Refunding RB
5.25%, 11/15/37	3,005	3,052,981
5.00%, 12/01/46	13,070	13,257,817
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 6.50%, 07/01/55	9,930	11,319,852
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B, 6.00%, 01/01/54	8,730	9,545,602
		232,426,653
South Dakota — 0.2%
South Dakota Conservancy District, RB
Series B, 5.00%, 08/01/43	5,485	5,860,825
Series B, 5.00%, 08/01/44	5,735	6,089,936
		11,950,761
Tennessee — 2.0%
Metropolitan Government of Nashville & Davidson County Tennessee , GO, Series B, 4.00%, 01/01/39	6,365	6,506,048
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue, Refunding RB
5.00%, 07/01/39	5,520	6,243,054
5.00%, 07/01/40	3,900	4,358,013
5.00%, 07/01/41	3,225	3,567,424
5.00%, 07/01/42	2,380	2,605,618
5.00%, 07/01/43	3,415	3,703,708
Tennessee Energy Acquisition Corp., Refunding RB, Series A, 5.00%, 12/01/35	55,345	59,511,903
Security	Par (000)	Value
Tennessee (continued)
Tennessee Housing Development Agency, RB, S/F Housing, Series 2A, Sustainability Bonds, 5.75%, 01/01/54	$10,780	$ 11,471,551
Tennessee Housing Development Agency, Refunding RB, S/F Housing
Series 1A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/56	8,570	9,433,256
Series 3A, Sustainability Bonds, 6.25%, 01/01/54	4,805	5,188,593
Tennessee State School Bond Authority, RB, Series A, 5.00%, 11/01/42	4,640	4,728,738
		117,317,906
Texas — 15.6%
Allen Independent School District, GO, (PSF), 5.00%, 02/15/42	1,100	1,188,768
Arlington Higher Education Finance Corp., RB(c)(e)(f)
7.88%, 11/01/62	9,425	5,655,000
Series A, 5.30%, 04/01/62	6,415	3,207,500
Athens Independent School District, GO
(PSF), 5.00%, 02/15/40	2,735	3,027,658
(PSF), 5.00%, 02/15/41	2,870	3,141,817
(PSF), 5.00%, 02/15/42	3,020	3,268,550
Austin Independent School District, GO, (PSF), 5.00%, 08/01/41	2,500	2,767,740
Board of Regents of the University of Texas System, Refunding RB, Series A, 5.00%, 08/15/43	11,035	11,760,056
Cedar Hill Independent School District, GO, (PSF), 5.00%, 02/15/43	2,000	2,150,354
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/34	2,170	2,380,119
City of Austin Texas Electric Utility Revenue, Refunding RB, 5.00%, 11/15/40	15,560	17,062,800
City of Austin Texas Water & Wastewater System Revenue, Refunding RB
5.00%, 11/15/39	4,875	5,383,955
Series C, 5.00%, 11/15/45	1,145	1,188,318
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/38	5,000	5,401,328
City of Houston Texas Airport System Revenue, Refunding ARB
Series A, AMT, Subordinate Lien, 5.25%, 07/01/40	4,000	4,392,457
Series A, AMT, Subordinate Lien, 5.25%, 07/01/41	4,135	4,491,386
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
Series A, 5.25%, 02/01/40	10,000	11,127,780
Series A, 5.25%, 02/01/41	25,625	28,255,552
Series A, 5.25%, 02/01/42	9,150	9,995,589
City of San Antonio TX Electric & Gas Systems Revenue Refunding RB, Series A, 02/01/39(i)	12,835	14,599,244
City of Tyler Texas Water & Sewer System Revenue, RB
5.00%, 09/01/41	1,385	1,497,612
5.00%, 09/01/42	1,455	1,556,929
Clear Creek Independent School District, Refunding GO
(PSF), 5.00%, 02/15/40	4,530	5,060,475
(PSF), 5.00%, 02/15/41	8,000	8,821,902
Conroe Independent School District, GO
(PSF), 5.00%, 02/15/41	5,000	5,489,536
(PSF), 5.00%, 02/15/42	8,370	9,142,080
Schedule of Investments

Schedule of Investments (unaudited)(continued)
December 31, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/43	$10,000	$ 10,236,042
County of Harris Texas, Refunding GOL
Series A, 5.00%, 09/15/39	6,150	6,941,646
Series A, 5.00%, 09/15/40	6,325	7,055,849
Dallas Fort Worth International Airport, Refunding ARB
Series A-1, AMT, 5.25%, 11/01/40	25,375	27,915,575
Series A-1, AMT, 5.25%, 11/01/41	24,125	26,268,009
Series A-1, AMT, 5.25%, 11/01/42	7,500	8,080,662
Series A-1, AMT, 5.25%, 11/01/43	10,500	11,205,010
Series A-1, AMT, 5.25%, 11/01/44	24,130	25,548,810
East Central Independent School District, Refunding GO, Series A, (PSF), 5.00%, 08/15/42	2,720	2,956,468
Garland Independent School District, GO, Series A, (PSF), 5.00%, 02/15/39	2,110	2,337,398
Grand Parkway Transportation Corp., RB, Series A, 5.00%, 10/01/48	6,100	6,209,174
Irving Independent School District, GO
(PSF), 5.00%, 02/15/41	5,250	5,670,244
(PSF), 5.00%, 02/15/43	4,000	4,264,012
Lower Colorado River Authority, Refunding RB
(AGM), 5.00%, 05/15/41	2,000	2,127,750
5.00%, 05/15/44	8,725	8,805,234
5.00%, 05/15/50	10,395	10,533,104
Series A, (BAM), 5.00%, 05/15/41	8,420	9,171,760
Series A, (BAM), 5.25%, 05/15/42	10,320	11,342,005
Series A, 5.50%, 05/15/47	5,000	5,315,865
New Caney Independent School District, Refunding GO, (PSF), 5.00%, 02/15/42	2,000	2,167,949
New Hope Cultural Education Facilities Finance Corp., RB
Class A, 5.25%, 08/15/40	6,270	7,089,250
Class A, 5.25%, 08/15/41	5,340	5,961,967
Class A, 5.25%, 08/15/42	5,000	5,519,515
New Hope Cultural Education Facilities Finance Corp., Refunding RB
Series A, 4.00%, 08/15/40	2,000	1,948,715
Series A, 6.75%, 10/01/52	580	594,574
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/40	20,000	21,521,090
Series A, 5.00%, 01/01/43	10,845	11,077,621
Series B, 5.00%, 01/01/43	10,000	10,090,608
Permanent University Fund - University of Texas System, Refunding RB, Series A, 5.00%, 07/01/41	17,155	18,744,371
Port Authority of Houston of Harris County Texas, ARB
1st Lien, 5.00%, 10/01/40	1,330	1,448,250
1st Lien, 5.00%, 10/01/41	4,580	4,940,800
Red Oak Independent School District, GO, 5.00%, 02/15/41	4,305	4,747,286
San Antonio Water System, Refunding RB
Series C, Junior Lien, 5.00%, 05/15/43	13,435	14,532,122
Series C, Junior Lien, 5.00%, 05/15/44	5,000	5,363,411
State of Texas, Refunding GO
5.00%, 10/01/39	25,800	29,401,688
5.00%, 10/01/40	17,625	19,856,385
5.00%, 10/01/41	23,220	25,865,141
Series B, 5.00%, 08/01/39	5,475	6,167,726
Tarrant County Cultural Education Facilities Finance Corp., RB
5.50%, 11/15/47	12,790	13,532,838
Security	Par (000)	Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., RB (continued)
Series A, 5.00%, 11/15/38	$4,650	$ 5,233,992
Series A, 5.00%, 11/15/39	4,000	4,463,422
Series A, 5.00%, 11/15/40	4,475	4,941,165
Series B, 5.00%, 07/01/43	40,510	41,505,351
Series B, 5.00%, 07/01/48	22,110	22,319,850
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
5.00%, 11/15/51(b)	74,785	84,405,316
Series A, 5.00%, 02/15/41	15,900	16,020,188
Series A, 5.00%, 11/15/45	13,190	13,224,051
Series A, 5.00%, 02/15/47	9,150	9,184,033
Terrell Independent School District, GO, (PSF), 5.25%, 08/01/42	2,000	2,227,234
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 5.75%, 03/01/54	26,495	28,866,801
Series B, (GNMA), 6.00%, 03/01/53	10,155	11,106,810
Series B, (GNMA), 6.00%, 01/01/56	13,430	15,008,190
Texas Transportation Finance Corp., Refunding RB
Subordinate, 5.00%, 10/01/41	24,105	26,721,280
Subordinate, 5.00%, 10/01/42	18,600	20,382,049
Texas Water Development Board, RB
5.00%, 10/15/44	9,200	9,915,985
Series A, 5.00%, 10/15/42	4,210	4,291,644
Series A, 5.00%, 10/15/43	4,400	4,501,694
Trinity River Authority, RB, 5.00%, 02/01/42	1,500	1,627,123
		900,516,607
Utah — 0.7%
County of Utah, RB, Series A, 5.00%, 05/15/43	11,860	12,319,995
County of Utah, Refunding RB, 5.00%, 05/15/41	22,375	22,479,643
Utah Charter School Finance Authority, RB, 5.63%, 06/15/54(c)	4,930	4,342,736
Utah Charter School Finance Authority, Refunding RB, 5.25%, 06/15/37(c)	3,795	3,718,915
		42,861,289
Vermont — 0.1%
East Central Vermont Telecommunications District, RB, Series A, 4.25%, 12/01/40(c)	4,030	3,540,943
Vermont Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 11/01/53	4,053	4,399,862
		7,940,805
Virginia — 0.9%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	693	689,629
Prince William County Industrial Development Authority, RB, Series A, 5.00%, 10/01/41	2,460	2,686,255
University of Virginia, Refunding RB, Series A, 5.00%, 04/01/47	9,630	9,747,398
Virginia College Building Authority, RB, 5.00%, 02/01/42	4,000	4,266,179
Virginia Commonwealth Transportation Board, RB, 5.00%, 05/15/42	5,000	5,405,394
Virginia Port Authority, RB, 5.00%, 07/01/41	2,925	3,230,125
Virginia Public Building Authority, ARB, Series A, 4.00%, 08/01/38	4,625	4,688,291

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
December 31, 2025
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia (continued)
Virginia Public Building Authority, RB
Series A, 4.00%, 08/01/41	$3,195	$ 3,196,891
Series A-2, 4.00%, 08/01/38	17,000	17,350,458
		51,260,620
Washington — 1.0%
Franklin County School District No. 1 Pasco, Refunding GO, (GTD), 5.50%, 12/01/40	13,250	15,003,441
Pierce County School District No. 403 Bethel, GO, (GTD), 4.00%, 12/01/38	5,375	5,446,784
Port of Seattle Wasington, ARB
Series B, AMT, Intermediate Lien, 5.00%, 10/01/38	6,000	6,656,716
Series B, AMT, Intermediate Lien, 5.00%, 10/01/39	5,000	5,505,264
Series B, AMT, Intermediate Lien, 5.00%, 10/01/40	7,000	7,620,056
Seattle Housing Authority, RB, M/F Housing, 5.00%, 12/01/29	6,550	6,903,883
State of Washington, GO
Series 2020A, 5.00%, 08/01/40	5,000	5,248,461
Series C, 5.00%, 02/01/42	2,020	2,130,235
Series F, 5.00%, 06/01/45	3,795	3,954,696
		58,469,536
Wisconsin — 0.5%
Public Finance Authority, RB(c)
6.25%, 10/01/31(e)(f)	1,715	171,500
7.00%, 10/01/47(e)(f)	1,715	171,500
Series A, 7.00%, 07/01/33	6,580	6,725,791
Series A, 7.00%, 11/01/46(e)(f)	6,385	2,234,750
Series A, 5.63%, 06/15/49	11,730	10,500,144
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 03/01/54	6,440	7,058,591
		26,862,276
Total Municipal Bonds — 93.3% (Cost: $5,286,143,529)		5,400,222,961
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
Alabama — 1.2%
Black Belt Energy Gas District, Refunding RB, Series D, 5.00%, 12/01/55	65,000	69,771,074
California — 0.8%
California State University, RB, Series A, 5.00%, 11/01/49	40,470	41,695,727
District of Columbia — 0.9%
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 5.00%, 07/15/45	50,585	51,995,177
Massachusetts — 0.9%
Commonwealth of Massachusetts, GO, Series C, 5.25%, 10/01/47	50,000	53,014,969
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 3.8% (Cost: $221,223,776)		216,476,947

Security	Shares	Value
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(f)	430,710	$ 4
Total Warrants — 0.0% (Cost: $ — )		4
Total Long-Term Investments — 99.3% (Cost: $5,632,893,200)		5,743,248,912
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.84%(a)(k)	133,962,779	133,976,175
Total Short-Term Securities — 2.3% (Cost: $133,902,475)		133,976,175
Total Investments — 101.6% (Cost: $5,766,795,675)		5,877,225,087
Other Assets Less Liabilities — 0.8%		46,502,769
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.4)%		(138,193,562)
Net Assets — 100.0%		$ 5,785,534,294

(a)	Affiliate of the Fund.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	When-issued security.
(j)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(k)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
December 31, 2025
BlackRock National Municipal Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 323,599,501	$ —	$ (189,623,326)(a)	$ 14,859	$ (14,859)	$ 133,976,175	133,962,779	$ 3,068,865	$ —
iShares High Yield Muni Active ETF	—	50,105,895	—	—	1,008,105	51,114,000	1,050,000	1,119,600	—
iShares National Muni Bond ETF(b)	—	91,362,736	(91,672,100)	309,364	—	—	—	152,962	—
				$ 324,223	$ 993,246	$ 185,090,175		$ 4,341,427	$ —

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 126,549,000	$ —	$ —	$ 126,549,000
Municipal Bonds	—	5,400,222,961	—	5,400,222,961
Municipal Bonds Transferred to Tender Option Bond Trusts	—	216,476,947	—	216,476,947
Warrants	—	4	—	4
Short-Term Securities
Money Market Funds	133,976,175	—	—	133,976,175
	$260,525,175	$5,616,699,912	$—	$5,877,225,087
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $137,369,982 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
December 31, 2025
BlackRock Short Duration Muni Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 11.2%
Black Belt Energy Gas District, RB
Series A, 5.00%, 09/01/29	$150	$ 158,322
Series A, 5.00%, 09/01/30	150	160,131
Series A, 5.25%, 01/01/54(a)	2,000	2,147,297
Series A, 5.25%, 05/01/55(a)	5,950	6,462,089
Series C-1, 5.25%, 02/01/53(a)	8,570	9,048,233
Series F, 5.25%, 12/01/26	5,140	5,224,208
Series G, 5.00%, 10/01/35	3,055	3,234,947
Black Belt Energy Gas District, Refunding RB, Series D2, 3.93%, 07/01/52(a)	2,650	2,665,477
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.00%, 10/01/29	1,250	1,341,966
Energy Southeast A Cooperative District, RB
Series B, 5.00%, 12/01/26	100	101,414
Series B, 5.00%, 06/01/27	115	117,471
Series B, 5.00%, 12/01/27	100	102,934
Series B, 5.00%, 06/01/28	240	248,485
Series B, 5.00%, 12/01/28	250	260,650
Southeast Energy Authority A Cooperative District, RB
Series A, 5.00%, 06/01/31	245	263,055
Series A, 5.25%, 01/01/54(a)	5,700	6,005,968
Series A-1, 5.00%, 12/01/26	1,000	1,014,145
Series B, 5.00%, 01/01/54(a)	10,000	10,573,761
Series E, 5.00%, 10/01/30	5,250	5,640,310
		54,770,863
Arizona(a) — 1.7%
Arizona Health Facilities Authority, RB, Series B, 3.57%, 01/01/46	4,770	4,743,772
Chandler Industrial Development Authority, RB, AMT, 4.00%, 06/01/49	3,300	3,345,531
		8,089,303
California — 4.4%
California Community Choice Financing Authority, RB, Sustainability Bonds, 4.47%, 12/01/53(a)	7,000	7,100,393
California Infrastructure & Economic Development Bank, RB, AMT, 3.50%, 01/01/65(a)(b)	4,775	4,775,022
California Infrastructure & Economic Development Bank, Refunding RB, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	3,185	2,356,900
California Pollution Control Financing Authority, RB, Series A, AMT, 4.25%, 07/01/31(a)	2,475	2,510,352
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.00%, 05/15/34	1,000	1,138,353
City of Los Angeles Department of Airports, Refunding RB, Series F, AMT, Subordinate, 5.00%, 05/15/34	2,180	2,481,609
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 5.00%, 05/01/33	950	1,067,801
		21,430,430
Colorado — 2.6%
Colorado Health Facilities Authority, RB(a)
Class A, 5.00%, 11/15/60	1,500	1,639,302
Series A, 5.00%, 11/15/59	4,385	4,733,162
Series B-2, 5.00%, 08/01/49	4,715	4,721,912
Security	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 09/01/35	$740	$ 843,563
Denver City & County Housing Authority, RB, M/F Housing, 5.00%, 06/01/29	820	861,046
		12,798,985
Connecticut — 1.3%
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series B, 5.00%, 07/01/49(a)	5,000	5,329,322
State of Connecticut, GO, Series A, 5.00%, 03/15/35	770	906,731
		6,236,053
Delaware — 0.1%
Delaware State Economic Development Authority, Refunding RB, Series A, 4.00%, 10/01/45(a)	560	561,037
District of Columbia — 1.5%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.00%, 06/01/34	2,500	2,919,187
District of Columbia, RB, Series A, AMT, Sustainability Bonds, 5.00%, 02/28/27	865	880,096
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/34	1,595	1,805,024
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/34	1,790	1,841,775
		7,446,082
Florida — 1.1%
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/28	3,000	3,004,477
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/30	1,335	1,423,925
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 5.00%, 11/15/34	590	682,444
Miami-Dade County Expressway Authority, Refunding RB, Series B, 5.00%, 07/01/30	410	410,572
		5,521,418
Georgia — 3.4%
City of Atlanta Georgia Department of Aviation, ARB, Series B-1, AMT, Sustainability Bonds, 5.00%, 07/01/35	3,000	3,373,296
Development Authority of Burke County, RB, 3.38%, 11/01/48(a)	180	180,756
Georgia Housing & Finance Authority, RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 3.95%, 06/01/35	445	457,597
Main Street Natural Gas, Inc., RB(a)
Series A, 5.00%, 06/01/53	5,000	5,271,300
Series B, 5.00%, 07/01/53	7,045	7,435,074
		16,718,023
Idaho — 1.1%
Idaho Health Facilities Authority, RB, Class C, 5.00%, 03/01/60(a)	4,650	5,132,074
Illinois — 2.6%
Chicago O’Hare International Airport, Refunding RB, Series B, Senior Lien, 5.00%, 01/01/34	5,000	5,005,674
City of Chicago Illinois, Refunding GO
Series A, 5.00%, 01/01/26	575	575,000
Series A, 5.00%, 01/01/27	655	662,681
Illinois Finance Authority, RB, Series A, Sustainability Bonds, 5.00%, 01/01/35	1,250	1,462,519
Illinois Finance Authority, Refunding RB, Series B, 4.02%, 05/01/42(a)	1,000	997,068
Schedule of Investments

Schedule of Investments (unaudited)(continued)
December 31, 2025
BlackRock Short Duration Muni Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Illinois Housing Development Authority, RB, S/F Housing
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 04/01/28	$300	$ 317,889
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 10/01/28	250	268,170
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 04/01/29	355	384,709
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 10/01/29	375	411,088
Rock Island County School District No. 41 Rock Island/Milan, GO, Series A, (AGM), 5.00%, 01/01/31	125	137,286
State of Illinois, GO, Series D, 5.00%, 11/01/28	2,380	2,468,727
		12,690,811
Indiana — 1.9%
Indiana Finance Authority, RB, Sustainability Bonds, 5.00%, 10/01/34	1,725	1,745,661
Indiana Finance Authority, Refunding RB
5.00%, 02/01/35	750	885,787
Series D-3, 5.00%, 10/01/59(a)	6,000	6,764,008
		9,395,456
Kentucky — 1.3%
Kentucky Public Energy Authority, Refunding RB, Series A, 5.25%, 06/01/55(a)	2,650	2,803,268
Louisville/Jefferson County Metropolitan Government, Refunding RB, Series I, 5.00%, 10/01/30	3,355	3,402,735
		6,206,003
Maryland — 0.9%
Maryland Economic Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	1,000	1,033,689
Montgomery County Housing Opportunities Commission, RB, M/F Housing, Series A, 3.85%, 07/01/34	3,435	3,555,006
		4,588,695
Massachusetts — 0.8%
Massachusetts Educational Financing Authority, RB
AMT, 5.00%, 07/01/26	1,000	1,008,663
Series B, AMT, 5.00%, 07/01/26	1,250	1,260,829
Massachusetts Educational Financing Authority, Refunding RB, Series B, AMT, 5.00%, 07/01/28	500	518,903
Massachusetts Housing Finance Agency, RB, M/F Housing, Series C2, Sustainability Bonds, (HUD SECT 8), 4.00%, 12/01/27	1,005	1,010,805
		3,799,200
Michigan — 4.3%
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/32	895	911,386
Michigan State Hospital Finance Authority, Refunding RB(a)
Series B-1, 5.00%, 08/15/55	1,385	1,534,575
Series B2, 5.00%, 08/15/55	5,725	6,509,662
Michigan State Housing Development Authority, RB, S/F Housing
Series C, Sustainability Bonds, 3.55%, 12/01/33	1,885	1,894,596
Series C, Sustainability Bonds, 3.60%, 06/01/34	1,665	1,675,877
Series C, Sustainability Bonds, 3.70%, 12/01/34	1,130	1,141,846
Series C, Sustainability Bonds, 3.85%, 06/01/35	1,100	1,115,822
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/29	6,015	6,274,435
		21,058,199
Security	Par (000)	Value
Missouri — 0.9%
Kansas City Industrial Development Authority, ARB, Series A, AMT, 5.00%, 03/01/30	$4,200	$ 4,436,728
Nevada(a) — 2.2%
County of Washoe Nevada, Refunding RB
Series B, 3.63%, 03/01/36	3,725	3,768,360
Series C3, 4.13%, 03/01/36	2,000	2,044,075
Series F, 4.13%, 03/01/36	5,030	5,140,847
		10,953,282
New Jersey — 9.2%
New Jersey Economic Development Authority, RB, 5.00%, 06/15/29	1,000	1,077,924
New Jersey Economic Development Authority, Refunding RB
Series B, 5.00%, 11/01/26	10,620	10,828,974
Series RRR, 5.00%, 03/01/28	6,000	6,304,436
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1A, AMT, 5.00%, 12/01/33	2,550	2,782,029
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing, Series B, Sustainability Bonds, (HUD SECT 8), 3.50%, 05/01/29	3,120	3,162,701
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series M, Sustainability Bonds, 4.05%, 04/01/33	650	668,919
Series M, Sustainability Bonds, 4.10%, 10/01/33	675	700,186
Series M, Sustainability Bonds, 4.20%, 04/01/34	2,205	2,289,527
Series M, Sustainability Bonds, 4.20%, 10/01/34	850	883,017
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/28(c)	1,425	1,531,012
Series A, 5.00%, 06/15/30	6,000	6,054,689
Series AA, 5.00%, 06/15/35	1,210	1,405,094
Series BB, 5.00%, 06/15/29	1,570	1,672,992
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 06/15/31	4,360	4,398,932
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/29	1,355	1,421,102
		45,181,534
New Mexico — 1.0%
City of Farmington New Mexico, Refunding RB, Series C, 3.88%, 06/01/40(a)	5,040	5,122,407
New York — 12.4%
City of New York, GO, Series G-1, 5.00%, 02/01/35	2,250	2,612,199
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/34	2,500	2,878,875
Series D, 5.00%, 11/15/27	4,630	4,714,532
New York City Housing Development Corp., RB, M/F Housing(a)
Sustainability Bonds, 11/01/65(d)	3,250	3,264,305
Seires A-2, Sustainability Bonds, 3.70%, 05/01/63	5,000	5,001,691
Series C-2, Sustainability Bonds, 3.75%, 05/01/65	2,435	2,472,636
Series E-2, Sustainability Bonds, 3.80%, 11/01/63	1,000	1,010,570
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A2, Subordinate, 5.00%, 05/01/35	1,600	1,707,763
Sub-Series A, Subordinate, 5.00%, 05/01/35	1,270	1,487,656
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB
Subordinate, 11/01/30(d)	2,000	2,221,363
Series A-1, Subordinate, 5.00%, 11/01/34	1,825	2,124,179

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
December 31, 2025
BlackRock Short Duration Muni Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York State Dormitory Authority, RB, Class A, (AGM SAW), 5.00%, 10/01/34	$1,500	$ 1,770,049
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/35	3,750	4,432,586
New York State Housing Finance Agency, RB, M/F Housing(a)
Series A-1, 3.60%, 11/01/44	2,500	2,540,350
Series A-2, Sustainability Bonds, 3.45%, 06/15/54	4,000	4,038,994
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/31	3,000	3,262,241
Series A, AMT, 5.00%, 07/01/30	995	996,100
New York Transportation Development Corp., RB, AMT, 4.00%, 10/01/30	3,750	3,822,964
Port Authority of New York & New Jersey, Refunding ARB, Series 207, AMT, 5.00%, 09/15/29	1,000	1,036,479
Suffolk Tobacco Asset Securitization Corp., Refunding RB
5.00%, 06/01/30	475	511,097
5.00%, 06/01/31	975	1,057,944
Triborough Bridge & Tunnel Authority, Refunding RB, Series E2A, Sustainability Bonds, 3.58%, 04/01/26(a)	7,500	7,502,906
		60,467,479
North Carolina — 1.4%
Cumberland County Industrial Facilities & Pollution Control Financing Authority, RB, AMT, 3.13%, 12/01/27(a)	4,635	4,631,792
North Carolina Turnpike Authority, Refunding RB, Senior Lien, 5.00%, 01/01/30	250	264,651
State of North Carolina, Refunding RB, 5.00%, 03/01/35	1,640	1,925,106
		6,821,549
Ohio(a) — 1.6%
Ohio Air Quality Development Authority, Refunding RB
4.00%, 09/01/30	4,120	4,173,090
Series A, AMT, 4.25%, 11/01/39	3,385	3,437,886
		7,610,976
Oklahoma — 0.1%
Oklahoma Housing Finance Agency, RB, S/F Housing, Series D, (FHLMC, FNMA, GNMA), 3.55%, 03/01/30	465	471,917
Oregon — 1.3%
Oregon State Lottery, Refunding RB, Series A, 5.00%, 04/01/35	2,400	2,841,613
Port of Morrow Oregon, GOL, Series A, 5.15%, 10/01/26(b)	1,520	1,520,232
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 28, AMT, 5.00%, 07/01/30	1,580	1,721,139
State of Oregon Housing & Community Services Department, Refunding RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 3.75%, 07/01/31	380	390,471
		6,473,455
Pennsylvania — 4.8%
Allegheny County Hospital Development Authority, RB, Series D2, Class D, 3.90%, 11/15/26(a)	3,850	3,828,889
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/28	1,000	1,050,538
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 5.00%, 03/15/60(a)	6,525	7,195,406
Pennsylvania Higher Education Assistance Agency, RB, Series A, AMT, 5.00%, 06/01/28	1,925	1,977,765
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 149A, Sustainability Bonds, 5.25%, 04/01/32	625	695,823
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, RB, S/F Housing (continued)
Series 149A, Sustainability Bonds, 5.25%, 10/01/32	$725	$ 810,805
Series 149A, Sustainability Bonds, 5.25%, 04/01/33	1,145	1,281,582
Series 149A, Sustainability Bonds, 5.25%, 10/01/33	1,410	1,585,096
School District of Philadelphia, GOL, Series A, (SAW), 5.00%, 09/01/29	1,350	1,458,107
School District of Philadelphia, Refunding GOL, Series F, (SAW), 5.00%, 09/01/28	2,700	2,740,213
State Public School Building Authority, Refunding RB, Series B, (AGM SAW), 5.00%, 06/01/29	740	792,304
		23,416,528
South Carolina — 1.3%
South Carolina Jobs-Economic Development Authority, RB, Series A, 5.00%, 11/01/34	4,345	4,963,365
South Carolina Jobs-Economic Development Authority, Refunding RB, Series B-2, 5.00%, 11/01/49(a)	1,050	1,166,908
		6,130,273
Texas — 13.2%
Allen Independent School District, GO, (PSF), 5.00%, 02/15/35	1,000	1,001,781
City of Galveston Texas Wharves & Terminal Revenue, ARB, Series A, AMT, 1st Lien, 5.00%, 08/01/30	1,430	1,525,584
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.25%, 07/15/33	2,500	2,682,105
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.00%, 07/01/35	3,325	3,737,010
City of Houston Texas Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/15/27	1,000	1,016,385
County of Harris Texas, Refunding RB, Senior Lien, 5.00%, 08/15/33	1,000	1,000,185
Dallas Fort Worth International Airport, Refunding ARB, Series A-1, AMT, 5.00%, 11/01/34	3,500	3,920,131
Dallas Fort Worth International Airport, Refunding RB, Series C, AMT, 5.00%, 11/01/32	5,200	5,751,546
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Class C, 5.00%, 07/01/54(a)	5,000	5,323,963
Harris County Industrial Development Corp., Refunding RB, 4.05%, 11/01/50(a)	1,875	1,929,377
Leander Independent School District, Refunding GO, CAB, Series A, (PSF), 0.00%, 08/15/26(e)	850	835,640
Matagorda County Navigation District No. 1, Refunding RB
Series B-1, 4.00%, 06/01/30	1,300	1,300,521
Series B-2, 4.00%, 06/01/30	1,895	1,895,670
AMT, 4.25%, 05/01/30	1,145	1,192,237
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/27	6,000	6,148,662
Port Authority of Houston of Harris County Texas, Refunding GO, Series A, AMT, 5.00%, 10/01/27	1,020	1,054,258
Tarrant County Cultural Education Facilities Finance Corp., RB, Series C, 5.00%, 11/15/64(a)	2,400	2,678,919
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
5.00%, 10/01/28	430	447,171
5.00%, 10/01/29	450	474,265
5.00%, 10/01/30	950	1,013,788
5.00%, 10/01/33	1,200	1,308,476
5.00%, 11/15/51(a)	5,175	5,771,977
Schedule of Investments

Schedule of Investments (unaudited)(continued)
December 31, 2025
BlackRock Short Duration Muni Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp., III, Refunding RB
5.00%, 12/15/28	$5,130	$ 5,370,574
5.00%, 12/15/29	3,785	4,012,558
Texas Municipal Gas Acquisition and Supply Corp., II, RB(a)
3.54%, 09/15/27	1,560	1,563,775
Series C, 3.32%, 09/15/27	1,445	1,446,299
		64,402,857
Utah — 0.9%
City of Salt Lake City UT Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/35	1,575	1,779,690
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.00%, 06/01/35	1,375	1,591,666
Series B, 2nd Lien, (AGM), 5.00%, 06/01/35	955	1,102,105
		4,473,461
Virginia — 0.1%
Virginia Housing Development Authority, RB, S/F Housing, Series G, 3.13%, 07/01/56(a)	500	500,037
Washington — 2.3%
Energy Northwest, Refunding RB, Series A, 5.00%, 07/01/34	2,000	2,347,084
Port of Seattle Wasington, ARB, Series B, AMT, Intermediate Lien, 5.00%, 10/01/34	1,890	2,141,945
Seattle Housing Authority, RB, M/F Housing, 5.00%, 12/01/29	950	1,001,327
State of Washington, GO, Series E, (XLCA), 0.00%, 12/01/28(e)	1,000	925,659
Vancouver Housing Authority, RB, M/F Housing
5.00%, 08/01/32	370	395,944
5.00%, 08/01/35	465	496,485
Washington Health Care Facilities Authority, Refunding RB, Series B-3, 5.00%, 08/01/49(a)	3,730	3,735,468
		11,043,912
Wisconsin — 0.8%
Public Finance Authority, RB, 5.00%, 03/01/34	3,100	3,108,076
Wisconsin Health & Educational Facilities Authority, RB, 5.00%, 08/01/27(b)	1,000	1,008,361
		4,116,437
Total Municipal Bonds — 93.7% (Cost: $448,221,484)		458,065,464

Security	Shares	Value
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(f)	26,460	$ —
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 93.7% (Cost: $448,221,484)		458,065,464
Short-Term Securities
Money Market Funds — 6.5%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.84%(g)(h)	31,652,112	31,655,278
Total Short-Term Securities — 6.5% (Cost: $31,655,278)		31,655,278
Total Investments — 100.2% (Cost: $479,876,762)		489,720,742
Liabilities in Excess of Other Assets — (0.2)%		(1,097,863)
Net Assets — 100.0%		$ 488,622,879

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)	Zero-coupon bond.
(f)	Non-income producing security.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 17,798,542	$ 13,856,736 (a)	$ —	$ —	$ —	$ 31,655,278	31,652,112	$ 167,115	$ —

(a)	Represents net amount purchased (sold).

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
December 31, 2025
BlackRock Short Duration Muni Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 458,065,464	$ —	$ 458,065,464
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	31,655,278	—	—	31,655,278
	$31,655,278	$458,065,464	$—	$489,720,742
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
December 31, 2025

	BlackRock New York Municipal Opportunities Fund	BlackRock National Municipal Fund	BlackRock Short Duration Muni Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 1,110,801,864	$ 5,692,134,912	$ 458,065,464
Investments, at value — affiliated(b)	22,642,879	185,090,175	31,655,278
Cash	279,537	—	—
Receivables:
Investments sold	250,109	42,896,636	179,788
Capital shares sold	2,395,024	9,831,637	1,195,718
Dividends — affiliated	53,024	357,078	66,140
Interest — unaffiliated	11,192,811	71,139,406	4,526,434
Prepaid expenses	72,604	116,702	70,134
Total assets	1,147,687,852	6,001,566,546	495,758,956
ACCRUED LIABILITIES
Bank overdraft	—	791,963	150,375
Payables:
Investments purchased	279,537	49,616,647	5,451,620
Accounting services fees	58,924	234,703	28,643
Capital shares redeemed	5,332,459	21,071,131	705,831
Custodian fees	8,974	36,561	3,180
Income dividend distributions	709,133	2,898,155	572,310
Interest expense and fees	429,543	823,580	—
Investment advisory fees	375,738	1,799,134	100,980
Directors’ and Officer’s fees	15,714	311,378	716
Other accrued expenses	11,490	45,662	20,905
Professional fees	45,309	53,121	21,583
Service and distribution fees	102,593	387,638	45,289
Transfer agent fees	118,026	592,597	34,645
Total accrued liabilities	7,487,440	78,662,270	7,136,077
OTHER LIABILITIES
TOB Trust Certificates	67,969,996	137,369,982	—
Total liabilities	75,457,436	216,032,252	7,136,077
Commitments and contingent liabilities
NET ASSETS	$ 1,072,230,416	$ 5,785,534,294	$ 488,622,879
NET ASSETS CONSIST OF
Paid-in capital	$ 1,196,367,672	$ 6,789,005,918	$ 504,249,418
Accumulated loss	(124,137,256)	(1,003,471,624)	(15,626,539)
NET ASSETS	$ 1,072,230,416	$ 5,785,534,294	$ 488,622,879
(a) Investments, at cost—unaffiliated	$1,121,011,115	$5,582,787,305	$448,221,484
(b) Investments, at cost—affiliated	$22,642,879	$184,008,370	$31,655,278

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited) (continued)
December 31, 2025

	BlackRock New York Municipal Opportunities Fund	BlackRock National Municipal Fund	BlackRock Short Duration Muni Fund
NET ASSET VALUE
Institutional
Net assets	$ 624,907,042	$ 2,925,110,752	$ 229,203,670
Shares outstanding	59,812,923	292,879,316	22,928,529
Net asset value	$ 10.45	$ 9.99	$ 10.00
Shares authorized	Unlimited	800 Million	150 Million
Par value	$0.10	$0.10	$0.10
Service
Net assets	N/A	$ 577,335	N/A
Shares outstanding	N/A	57,852	N/A
Net asset value	N/A	$ 9.98	N/A
Shares authorized	N/A	375 Million	N/A
Par value	N/A	$0.10	N/A
Investor A
Net assets	$ 372,094,162	$ 1,685,090,646	$ 208,230,741
Shares outstanding	35,591,465	168,607,094	20,815,035
Net asset value	$ 10.45	$ 9.99	$ 10.00
Shares authorized	Unlimited	800 Million	150 Million
Par value	$0.10	$0.10	$0.10
Investor A1
Net assets	$ 50,632,065	N/A	$ 7,867,972
Shares outstanding	4,843,473	N/A	786,327
Net asset value	$ 10.45	N/A	$ 10.01
Shares authorized	Unlimited	N/A	150 Million
Par value	$0.10	N/A	$0.10
Investor C
Net assets	$ 17,192,024	$ 25,509,727	$ 2,211,855
Shares outstanding	1,645,051	2,552,156	228,746
Net asset value	$ 10.45	$ 10.00	$ 9.67
Shares authorized	Unlimited	375 Million	150 Million
Par value	$0.10	$0.10	$0.10
Class K
Net assets	$ 7,405,123	$ 1,149,245,834	$ 41,108,641
Shares outstanding	708,923	115,026,622	4,111,670
Net asset value	$ 10.45	$ 9.99	$ 10.00
Shares authorized	Unlimited	1.35 Billion	150 Million
Par value	$0.10	$0.10	$0.10
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations (unaudited)
Six Months Ended December 31, 2025

	BlackRock New York Municipal Opportunities Fund	BlackRock National Municipal Fund	BlackRock Short Duration Muni Fund
INVESTMENT INCOME
Dividends — unaffiliated	$—	$635,100	$—
Dividends — affiliated	388,025	4,341,427	167,115
Interest — unaffiliated	23,953,983	125,161,916	9,137,773
Total investment income	24,342,008	130,138,443	9,304,888
EXPENSES
Investment advisory	2,547,004	11,508,778	706,155
Service and distribution — class specific	610,449	2,322,318	267,218
Portfolio investment fees	560,226	—	—
Transfer agent — class specific	409,401	2,242,474	182,092
Accounting services	83,538	293,134	42,466
Professional	66,772	83,280	39,072
Registration	35,857	75,117	36,217
Directors and Officer	9,805	66,637	4,420
Printing and postage	8,116	15,142	6,164
Custodian	1,350	31,872	2,268
Miscellaneous	18,514	53,983	12,394
Total expenses excluding interest expense	4,351,032	16,692,735	1,298,466
Interest expense and fees — unaffiliated(a)	1,064,027	1,388,378	—
Total expenses	5,415,059	18,081,113	1,298,466
Less:
Fees waived and/or reimbursed by the Manager	(320,741)	(799,538)	(106,072)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(139,072)	(1,053,045)	(78,553)
Total expenses after fees waived and/or reimbursed	4,955,246	16,228,530	1,113,841
Net investment income	19,386,762	113,909,913	8,191,047
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,769,663)	(29,046,507)	1,144,907
Investments — affiliated	—	324,223	—
	(6,769,663)	(28,722,284)	1,144,907
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	36,465,508	134,868,898	4,045,317
Investments — affiliated	—	993,246	—
Unfunded commitments	(3,906,493)	—	—
	32,559,015	135,862,144	4,045,317
Net realized and unrealized gain	25,789,352	107,139,860	5,190,224
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,176,114	$221,049,773	$13,381,271
(a) Related to TOB Trusts.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock New York Municipal Opportunities Fund		BlackRock National Municipal Fund
	Six Months Ended 12/31/25 (unaudited)	Year Ended 06/30/25	Six Months Ended 12/31/25 (unaudited)	Year Ended 06/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$19,386,762	$40,615,266	$113,909,913	$249,318,116
Net realized loss	(6,769,663)	(8,078,974)	(28,722,284)	(142,711,204)
Net change in unrealized appreciation (depreciation)	32,559,015	(43,866,194)	135,862,144	(66,022,559)
Net increase (decrease) in net assets resulting from operations	45,176,114	(11,329,902)	221,049,773	40,584,353
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(11,439,519)	(22,387,124)	(57,792,974)	(133,301,846)
Service	—	—	(11,312)	(22,521)
Investor A	(6,590,513)	(14,567,879)	(31,564,537)	(65,111,867)
Investor A1	(938,593)	(1,994,222)	—	—
Investor C	(274,174)	(760,039)	(407,046)	(996,067)
Class K	(142,983)	(327,979)	(23,644,022)	(48,744,595)
Decrease in net assets resulting from distributions to shareholders	(19,385,782)	(40,037,243)	(113,419,891)	(248,176,896)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(44,371,664)	(55,646,281)	(370,149,097)	(1,164,687,973)
NET ASSETS
Total decrease in net assets	(18,581,332)	(107,013,426)	(262,519,215)	(1,372,280,516)
Beginning of period	1,090,811,748	1,197,825,174	6,048,053,509	7,420,334,025
End of period	$1,072,230,416	$1,090,811,748	$5,785,534,294	$6,048,053,509

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock Short Duration Muni Fund
	Six Months Ended 12/31/25 (unaudited)	Year Ended 06/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$8,191,047	$15,154,441
Net realized gain (loss)	1,144,907	(1,531,711)
Net change in unrealized appreciation (depreciation)	4,045,317	3,862,810
Net increase in net assets resulting from operations	13,381,271	17,485,540
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(4,044,003)	(7,459,160)
Investor A	(3,309,103)	(6,126,588)
Investor A1	(137,622)	(279,569)
Investor C	(29,922)	(71,490)
Class K	(701,600)	(1,190,446)
Decrease in net assets resulting from distributions to shareholders	(8,222,250)	(15,127,253)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	19,780,439	(9,092,815)
NET ASSETS
Total increase (decrease) in net assets	24,939,460	(6,734,528)
Beginning of period	463,683,419	470,417,947
End of period	$488,622,879	$463,683,419

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund
	Institutional
	Six Months Ended 12/31/25 (unaudited)	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of period	$10.20	$10.66	$10.38	$10.36	$11.59	$10.83
Net investment income(a)	0.19	0.38	0.35	0.32	0.28	0.28
Net realized and unrealized gain (loss)	0.25	(0.47)	0.27	0.01	(1.23)	0.76
Net increase (decrease) from investment operations	0.44	(0.09)	0.62	0.33	(0.95)	1.04
Distributions from net investment income(b)	(0.19)	(0.37)	(0.34)	(0.31)	(0.28)	(0.28)
Net asset value, end of period	$10.45	$10.20	$10.66	$10.38	$10.36	$11.59
Total Return(c)
Based on net asset value	4.35%(d)	(0.86)%	6.14%	3.27%(e)	(8.35)%	9.71%
Ratios to Average Net Assets(f)
Total expenses	0.84%(g)(h)(i)	0.78%	0.80%	0.81%	0.62%	0.61%
Total expenses after fees waived and/or reimbursed	0.75%(g)(h)(i)	0.69%	0.71%	0.71%	0.56%	0.54%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees	0.50%(i)	0.69%	0.71%	0.71%	0.56%	0.54%
Net investment income	3.72%(i)	3.60%	3.36%	3.06%	2.49%	2.49%
Supplemental Data
Net assets, end of period (000)	$624,907	$614,289	$616,001	$617,182	$646,500	$706,229
Borrowings outstanding, end of period (000)	$67,970	$67,970	$60,640	$69,968	$119,892	$104,930
Portfolio turnover rate	16%	26%	31%	38%	32%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes non-recurring expenses of portfolio Investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.79% and 0.69%, respectively.
(h)
Portfolio investment fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.89% and 0.80%, respectively.

(i)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund (continued)
	Investor A
	Six Months Ended 12/31/25 (unaudited)	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of period	$10.20	$10.67	$10.39	$10.36	$11.59	$10.84
Net investment income(a)	0.18	0.35	0.32	0.29	0.25	0.25
Net realized and unrealized gain (loss)	0.25	(0.47)	0.28	0.03	(1.23)	0.75
Net increase (decrease) from investment operations	0.43	(0.12)	0.60	0.32	(0.98)	1.00
Distributions from net investment income(b)	(0.18)	(0.35)	(0.32)	(0.29)	(0.25)	(0.25)
Net asset value, end of period	$10.45	$10.20	$10.67	$10.39	$10.36	$11.59
Total Return(c)
Based on net asset value	4.22%(d)	(1.20)%	5.87%	3.11%(e)	(8.58)%	9.34%
Ratios to Average Net Assets(f)
Total expenses	1.07%(g)(h)(i)	1.01%	1.03%	1.05%	0.86%	0.85%
Total expenses after fees waived and/or reimbursed	1.00%(g)(h)(i)	0.94%	0.96%	0.96%	0.81%	0.79%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees	0.75%(i)	0.94%	0.96%	0.96%	0.81%	0.79%
Net investment income	3.47%(i)	3.34%	3.11%	2.81%	2.24%	2.24%
Supplemental Data
Net assets, end of period (000)	$372,094	$392,696	$474,422	$533,682	$585,695	$697,842
Borrowings outstanding, end of period (000)	$67,970	$67,970	$60,640	$69,968	$119,892	$104,930
Portfolio turnover rate	16%	26%	31%	38%	32%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes non-recurring expenses of portfolio Investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.02% and 0.95%, respectively.
(h)
Portfolio investment fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.12% and 1.05%, respectively.

(i)	Annualized.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund (continued)
	Investor A1
	Six Months Ended 12/31/25 (unaudited)	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of period	$10.20	$10.67	$10.39	$10.36	$11.59	$10.84
Net investment income(a)	0.19	0.37	0.34	0.31	0.27	0.27
Net realized and unrealized gain (loss)	0.24	(0.48)	0.27	0.02	(1.23)	0.75
Net increase (decrease) from investment operations	0.43	(0.11)	0.61	0.33	(0.96)	1.02
Distributions from net investment income(b)	(0.18)	(0.36)	(0.33)	(0.30)	(0.27)	(0.27)
Net asset value, end of period	$10.45	$10.20	$10.67	$10.39	$10.36	$11.59
Total Return(c)
Based on net asset value	4.30%(d)	(1.05)%	6.03%	3.27%(e)	(8.44)%	9.50%
Ratios to Average Net Assets(f)
Total expenses	0.91%(g)(h)(i)	0.85%	0.87%	0.90%	0.71%	0.70%
Total expenses after fees waived and/or reimbursed	0.85%(g)(h)(i)	0.79%	0.81%	0.81%	0.66%	0.64%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees	0.60%(i)	0.79%	0.81%	0.81%	0.66%	0.64%
Net investment income	3.62%(i)	3.49%	3.26%	2.96%	2.39%	2.39%
Supplemental Data
Net assets, end of period (000)	$50,632	$52,887	$62,655	$67,802	$74,808	$89,501
Borrowings outstanding, end of period (000)	$67,970	$67,970	$60,640	$69,968	$119,892	$104,930
Portfolio turnover rate	16%	26%	31%	38%	32%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes non-recurring expenses of portfolio Investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.86% and 0.80%, respectively.
(h)
Portfolio investment fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.96% and 0.90%, respectively.

(i)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund (continued)
	Investor C
	Six Months Ended 12/31/25 (unaudited)	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of period	$10.20	$10.66	$10.38	$10.36	$11.59	$10.83
Net investment income(a)	0.14	0.27	0.25	0.21	0.17	0.17
Net realized and unrealized gain (loss)	0.25	(0.46)	0.27	0.02	(1.23)	0.76
Net increase (decrease) from investment operations	0.39	(0.19)	0.52	0.23	(1.06)	0.93
Distributions from net investment income(b)	(0.14)	(0.27)	(0.24)	(0.21)	(0.17)	(0.17)
Net asset value, end of period	$10.45	$10.20	$10.66	$10.38	$10.36	$11.59
Total Return(c)
Based on net asset value	3.83%(d)	(1.84)%	5.08%	2.24%(e)	(9.27)%	8.62%
Ratios to Average Net Assets(f)
Total expenses	1.84%(g)(h)(i)	1.76%	1.79%	1.81%	1.62%	1.62%
Total expenses after fees waived and/or reimbursed	1.75%(g)(h)(i)	1.69%	1.71%	1.71%	1.56%	1.54%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees	1.50%(i)	1.69%	1.71%	1.71%	1.56%	1.54%
Net investment income	2.71%(i)	2.58%	2.35%	2.06%	1.48%	1.49%
Supplemental Data
Net assets, end of period (000)	$17,192	$22,752	$35,098	$47,957	$62,566	$87,465
Borrowings outstanding, end of period (000)	$67,970	$67,970	$60,640	$69,968	$119,892	$104,930
Portfolio turnover rate	16%	26%	31%	38%	32%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes non-recurring expenses of portfolio Investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.79% and 1.70%, respectively.
(h)
Portfolio investment fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.89% and 1.80%, respectively.

(i)	Annualized.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund (continued)
	Class K
	Six Months Ended 12/31/25 (unaudited)	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of period	$10.20	$10.66	$10.38	$10.36	$11.58	$10.83
Net investment income(a)	0.19	0.38	0.36	0.32	0.29	0.28
Net realized and unrealized gain (loss)	0.25	(0.46)	0.27	0.02	(1.23)	0.75
Net increase (decrease) from investment operations	0.44	(0.08)	0.63	0.34	(0.94)	1.03
Distributions from net investment income(b)	(0.19)	(0.38)	(0.35)	(0.32)	(0.28)	(0.28)
Net asset value, end of period	$10.45	$10.20	$10.66	$10.38	$10.36	$11.58
Total Return(c)
Based on net asset value	4.38%(d)	(0.81)%	6.19%	3.33%	(8.23)%	9.67%
Ratios to Average Net Assets(e)
Total expenses	0.76%(f)(g)(h)	0.70%	0.72%	0.76%	0.57%	0.57%
Total expenses after fees waived and/or reimbursed	0.70%(f)(g)(h)	0.64%	0.66%	0.66%	0.51%	0.49%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees	0.45%(h)	0.64%	0.66%	0.66%	0.51%	0.49%
Net investment income	3.77%(h)	3.64%	3.41%	3.12%	2.55%	2.53%
Supplemental Data
Net assets, end of period (000)	$7,405	$8,188	$9,649	$7,380	$5,139	$5,202
Borrowings outstanding, end of period (000)	$67,970	$67,970	$60,640	$69,968	$119,892	$104,930
Portfolio turnover rate	16%	26%	31%	38%	32%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes non-recurring expenses of portfolio Investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.71% and 0.65%, respectively.
(g)
Portfolio investment fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.81% and 0.75%, respectively.

(h)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock National Municipal Fund
	Institutional
	Six Months Ended 12/31/25 (unaudited)	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of period	$9.81	$10.10	$10.08	$10.08	$11.47	$11.07
Net investment income(a)	0.19	0.36	0.34	0.32	0.22	0.21
Net realized and unrealized gain (loss)	0.18	(0.29)	0.02	—	(1.34)	0.40
Net increase (decrease) from investment operations	0.37	0.07	0.36	0.32	(1.12)	0.61
Distributions(b)
From net investment income	(0.19)	(0.36)	(0.34)	(0.32)	(0.22)	(0.21)
From net realized gain	—	—	—	(0.00)(c)	(0.05)	—
Total distributions	(0.19)	(0.36)	(0.34)	(0.32)	(0.27)	(0.21)
Net asset value, end of period	$9.99	$9.81	$10.10	$10.08	$10.08	$11.47
Total Return(d)
Based on net asset value	3.83%(e)	0.68%	3.62%(f)	3.27%(f)	(9.89)%	5.59%
Ratios to Average Net Assets(g)
Total expenses	0.56%(h)	0.53%	0.56%	0.61%	0.49%	0.49%
Total expenses after fees waived and/or reimbursed	0.48%(h)	0.46%	0.50%	0.55%	0.44%	0.44%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(i)	0.43%(h)	0.43%	0.43%	0.43%	0.43%	0.43%
Net investment income	3.89%(h)	3.60%	3.37%	3.21%	2.00%	1.89%
Supplemental Data
Net assets, end of period (000)	$2,925,111	$2,999,859	$3,872,637	$4,030,551	$4,410,891	$5,801,296
Borrowings outstanding, end of period (000)	$137,370	$70,530	$70,530	$207,520	$343,430	$126,900
Portfolio turnover rate	37%	46%	58%	63%	74%	42%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock National Municipal Fund (continued)
	Service
	Six Months Ended 12/31/25 (unaudited)	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of period	$9.80	$10.09	$10.07	$10.07	$11.46	$11.07
Net investment income(a)	0.18	0.34	0.31	0.30	0.20	0.19
Net realized and unrealized gain (loss)	0.18	(0.29)	0.02	—	(1.34)	0.39
Net increase (decrease) from investment operations	0.36	0.05	0.33	0.30	(1.14)	0.58
Distributions(b)
From net investment income	(0.18)	(0.34)	(0.31)	(0.30)	(0.20)	(0.19)
From net realized gain	—	—	—	(0.00)(c)	(0.05)	—
Total distributions	(0.18)	(0.34)	(0.31)	(0.30)	(0.25)	(0.19)
Net asset value, end of period	$9.98	$9.80	$10.09	$10.07	$10.07	$11.46
Total Return(d)
Based on net asset value	3.70%(e)	0.43%	3.36%(f)	3.01%	(10.11)%	5.24%
Ratios to Average Net Assets(g)
Total expenses	0.83%(h)	0.80%	0.82%	0.84%	0.70%	0.71%
Total expenses after fees waived and/or reimbursed	0.73%(h)	0.71%	0.75%	0.80%	0.68%	0.68%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(i)	0.68%(h)	0.68%	0.68%	0.68%	0.67%	0.67%
Net investment income	3.64%(h)	3.36%	3.10%	2.94%	1.77%	1.65%
Supplemental Data
Net assets, end of period (000)	$577	$726	$726	$1,348	$2,889	$3,564
Borrowings outstanding, end of period (000)	$137,370	$70,530	$70,530	$207,520	$343,430	$126,900
Portfolio turnover rate	37%	46%	58%	63%	74%	42%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock National Municipal Fund (continued)
	Investor A
	Six Months Ended 12/31/25 (unaudited)	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of period	$9.81	$10.11	$10.08	$10.08	$11.47	$11.08
Net investment income(a)	0.18	0.34	0.31	0.30	0.19	0.19
Net realized and unrealized gain (loss)	0.18	(0.30)	0.03	—	(1.34)	0.39
Net increase (decrease) from investment operations	0.36	0.04	0.34	0.30	(1.15)	0.58
Distributions(b)
From net investment income	(0.18)	(0.34)	(0.31)	(0.30)	(0.19)	(0.19)
From net realized gain	—	—	—	(0.00)(c)	(0.05)	—
Total distributions	(0.18)	(0.34)	(0.31)	(0.30)	(0.24)	(0.19)
Net asset value, end of period	$9.99	$9.81	$10.11	$10.08	$10.08	$11.47
Total Return(d)
Based on net asset value	3.69%(e)	0.33%	3.46%(f)	3.01%	(10.11)%	5.23%
Ratios to Average Net Assets(g)
Total expenses	0.78%(h)	0.76%	0.80%	0.85%	0.75%	0.75%
Total expenses after fees waived and/or reimbursed	0.73%(h)	0.71%	0.75%	0.80%	0.69%	0.69%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(i)	0.68%(h)	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	3.64%(h)	3.35%	3.12%	2.96%	1.74%	1.64%
Supplemental Data
Net assets, end of period (000)	$1,685,091	$1,780,630	$2,119,532	$2,415,682	$2,976,747	$4,427,191
Borrowings outstanding, end of period (000)	$137,370	$70,530	$70,530	$207,520	$343,430	$126,900
Portfolio turnover rate	37%	46%	58%	63%	74%	42%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock National Municipal Fund (continued)
	Investor C
	Six Months Ended 12/31/25 (unaudited)	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of period	$9.81	$10.11	$10.09	$10.09	$11.48	$11.08
Net investment income(a)	0.14	0.26	0.24	0.22	0.11	0.10
Net realized and unrealized gain (loss)	0.19	(0.30)	0.02	—	(1.34)	0.40
Net increase (decrease) from investment operations	0.33	(0.04)	0.26	0.22	(1.23)	0.50
Distributions(b)
From net investment income	(0.14)	(0.26)	(0.24)	(0.22)	(0.11)	(0.10)
From net realized gain	—	—	—	(0.00)(c)	(0.05)	—
Total distributions	(0.14)	(0.26)	(0.24)	(0.22)	(0.16)	(0.10)
Net asset value, end of period	$10.00	$9.81	$10.11	$10.09	$10.09	$11.48
Total Return(d)
Based on net asset value	3.41%(e)	(0.42)%	2.59%(f)	2.24%	(10.77)%	4.53%
Ratios to Average Net Assets(g)
Total expenses	1.54%(h)	1.52%	1.55%	1.61%	1.48%	1.48%
Total expenses after fees waived and/or reimbursed	1.48%(h)	1.46%	1.50%	1.55%	1.44%	1.44%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(i)	1.43%(h)	1.43%	1.43%	1.43%	1.43%	1.43%
Net investment income	2.89%(h)	2.59%	2.36%	2.21%	0.99%	0.90%
Supplemental Data
Net assets, end of period (000)	$25,510	$30,759	$44,991	$64,495	$87,530	$129,601
Borrowings outstanding, end of period (000)	$137,370	$70,530	$70,530	$207,520	$343,430	$126,900
Portfolio turnover rate	37%	46%	58%	63%	74%	42%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock National Municipal Fund (continued)
	Class K
	Six Months Ended 12/31/25 (unaudited)	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of period	$9.81	$10.10	$10.08	$10.08	$11.47	$11.08
Net investment income(a)	0.20	0.37	0.34	0.33	0.23	0.22
Net realized and unrealized gain (loss)	0.17	(0.29)	0.02	—	(1.34)	0.39
Net increase (decrease) from investment operations	0.37	0.08	0.36	0.33	(1.11)	0.61
Distributions(b)
From net investment income	(0.19)	(0.37)	(0.34)	(0.33)	(0.23)	(0.22)
From net realized gain	—	—	—	(0.00)(c)	(0.05)	—
Total distributions	(0.19)	(0.37)	(0.34)	(0.33)	(0.28)	(0.22)
Net asset value, end of period	$9.99	$9.81	$10.10	$10.08	$10.08	$11.47
Total Return(d)
Based on net asset value	3.85%(e)	0.73%	3.67%(f)	3.32%(f)	(9.84)%	5.54%
Ratios to Average Net Assets(g)
Total expenses	0.46%(h)	0.45%	0.48%	0.53%	0.41%	0.42%
Total expenses after fees waived and/or reimbursed	0.43%(h)	0.41%	0.45%	0.50%	0.39%	0.39%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(i)	0.38%(h)	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.94%(h)	3.66%	3.40%	3.26%	2.06%	1.94%
Supplemental Data
Net assets, end of period (000)	$1,149,246	$1,236,079	$1,382,448	$3,409,276	$3,727,694	$4,831,923
Borrowings outstanding, end of period (000)	$137,370	$70,530	$70,530	$207,520	$343,430	$126,900
Portfolio turnover rate	37%	46%	58%	63%	74%	42%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Short Duration Muni Fund
	Institutional
	Six Months Ended 12/31/25 (unaudited)	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of period	$9.89	$9.84	$9.76	$9.80	$10.17	$10.15
Net investment income(a)	0.18	0.34	0.32	0.20	0.06	0.07
Net realized and unrealized gain (loss)	0.11	0.05	0.08	(0.03)	(0.37)	0.02
Net increase (decrease) from investment operations	0.29	0.39	0.40	0.17	(0.31)	0.09
Distributions from net investment income(b)	(0.18)	(0.34)	(0.32)	(0.21)	(0.06)	(0.07)
Net asset value, end of period	$10.00	$9.89	$9.84	$9.76	$9.80	$10.17
Total Return(c)
Based on net asset value	2.92%(d)	4.02%	4.13%	1.72%	(3.06)%	0.90%
Ratios to Average Net Assets(e)
Total expenses	0.47%(f)	0.48%	0.48%	0.46%	0.44%	0.44%
Total expenses after fees waived and/or reimbursed	0.36%(f)	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income	3.57%(f)	3.44%	3.22%	2.09%	0.59%	0.70%
Supplemental Data
Net assets, end of period (000)	$229,204	$220,727	$231,142	$316,270	$499,800	$502,164
Portfolio turnover rate	24%	66%	90%	101%	106%	41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Short Duration Muni Fund (continued)
	Investor A
	Six Months Ended 12/31/25 (unaudited)	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of period	$9.89	$9.85	$9.77	$9.81	$10.18	$10.16
Net investment income(a)	0.16	0.32	0.29	0.18	0.03	0.05
Net realized and unrealized gain (loss)	0.11	0.04	0.08	(0.04)	(0.36)	0.02
Net increase (decrease) from investment operations	0.27	0.36	0.37	0.14	(0.33)	0.07
Distributions from net investment income(b)	(0.16)	(0.32)	(0.29)	(0.18)	(0.04)	(0.05)
Net asset value, end of period	$10.00	$9.89	$9.85	$9.77	$9.81	$10.18
Total Return(c)
Based on net asset value	2.79%(d)	3.66%	3.88%	1.48%	(3.28)%	0.66%
Ratios to Average Net Assets(e)
Total expenses	0.65%(f)	0.66%	0.65%	0.65%	0.63%	0.64%
Total expenses after fees waived and/or reimbursed	0.60%(f)	0.60%	0.60%	0.59%	0.59%	0.59%
Net investment income	3.27%(f)	3.20%	2.99%	1.86%	0.34%	0.45%
Supplemental Data
Net assets, end of period (000)	$208,231	$195,640	$190,479	$227,368	$256,950	$287,551
Portfolio turnover rate	24%	66%	90%	101%	106%	41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Short Duration Muni Fund (continued)
	Investor A1
	Six Months Ended 12/31/25 (unaudited)	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of period	$9.90	$9.85	$9.77	$9.81	$10.18	$10.16
Net investment income(a)	0.17	0.33	0.31	0.19	0.04	0.06
Net realized and unrealized gain (loss)	0.11	0.05	0.08	(0.03)	(0.36)	0.02
Net increase (decrease) from investment operations	0.28	0.38	0.39	0.16	(0.32)	0.08
Distributions from net investment income(b)	(0.17)	(0.33)	(0.31)	(0.20)	(0.05)	(0.06)
Net asset value, end of period	$10.01	$9.90	$9.85	$9.77	$9.81	$10.18
Total Return(c)
Based on net asset value	2.86%(d)	3.91%	4.03%	1.61%	(3.15)%	0.80%
Ratios to Average Net Assets(e)
Total expenses	0.52%(f)	0.53%	0.53%	0.53%	0.51%	0.51%
Total expenses after fees waived and/or reimbursed	0.46%(f)	0.46%	0.46%	0.46%	0.46%	0.46%
Net investment income	3.32%(f)	3.34%	3.13%	1.95%	0.44%	0.57%
Supplemental Data
Net assets, end of period (000)	$7,868	$7,969	$8,778	$10,266	$11,876	$12,930
Portfolio turnover rate	24%	66%	90%	101%	106%	41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Short Duration Muni Fund (continued)
	Investor C
	Six Months Ended 12/31/25 (unaudited)	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of period	$9.56	$9.52	$9.45	$9.48	$9.88	$9.89
Net investment income (loss)(a)	0.06	0.23	0.21	0.08	(0.07)	(0.05)
Net realized and unrealized gain (loss)	0.17	0.04	0.07	(0.01)	(0.33)	0.04
Net increase (decrease) from investment operations	0.23	0.27	0.28	0.07	(0.40)	(0.01)
Distributions from net investment income(b)	(0.12)	(0.23)	(0.21)	(0.10)	—	—
Net asset value, end of period	$9.67	$9.56	$9.52	$9.45	$9.48	$9.88
Total Return(c)
Based on net asset value	2.44%(d)	2.90%	3.01%	0.80%	(4.05)%	(0.10)%
Ratios to Average Net Assets(e)
Total expenses	1.45%(f)	1.47%	1.47%	1.44%	1.42%	1.43%
Total expenses after fees waived and/or reimbursed	1.36%(f)	1.36%	1.36%	1.36%	1.36%	1.36%
Net investment income (loss)	1.23%(f)	2.44%	2.21%	0.88%	(0.76)%	(0.53)%
Supplemental Data
Net assets, end of period (000)	$2,212	$2,537	$3,429	$5,411	$4,576	$5,123
Portfolio turnover rate	24%	66%	90%	101%	106%	41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Short Duration Muni Fund (continued)
	Class K
	Six Months Ended 12/31/25 (unaudited)	Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of period	$9.89	$9.84	$9.77	$9.80	$10.17	$10.15
Net investment income(a)	0.17	0.35	0.32	0.20	0.06	0.06
Net realized and unrealized gain (loss)	0.12	0.04	0.07	(0.02)	(0.37)	0.04
Net increase (decrease) from investment operations	0.29	0.39	0.39	0.18	(0.31)	0.10
Distributions from net investment income(b)	(0.18)	(0.34)	(0.32)	(0.21)	(0.06)	(0.08)
Net asset value, end of period	$10.00	$9.89	$9.84	$9.77	$9.80	$10.17
Total Return(c)
Based on net asset value	2.95%(d)	4.07%	4.08%	1.87%	(3.01)%	0.95%
Ratios to Average Net Assets(e)
Total expenses	0.36%(f)	0.37%	0.37%	0.37%	0.35%	0.36%
Total expenses after fees waived and/or reimbursed	0.31%(f)	0.31%	0.31%	0.31%	0.31%	0.31%
Net investment income	3.46%(f)	3.50%	3.27%	2.04%	0.64%	0.57%
Supplemental Data
Net assets, end of period (000)	$41,109	$36,810	$36,591	$46,029	$71,250	$18,177
Portfolio turnover rate	24%	66%	90%	101%	106%	41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Multi-State Municipal Series Trust (the “Trust”) and BlackRock Municipal Bond Fund, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Registrant Name	Fund Name	Herein Referred To As	Diversification Classification
BlackRock Multi-State Municipal Series Trust	BlackRock New York Municipal Opportunities Fund	New York Municipal	Diversified
BlackRock Municipal Bond Fund, Inc.	BlackRock National Municipal Fund	National Municipal	Diversified
	BlackRock Short Duration Muni Fund	Short Duration Muni	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional, Service and Class K Shares are sold only to certain eligible investors.  Service, Investor A, Investor A1 and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service and Class K Shares.	No	No	None
Investor A Shares	Yes	No(a)	None
Investor A1 Shares	No(b)	No(c)	None
Investor C Shares	No	Yes(d)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00% for all Funds other than New York Municipal, which is subject to a maximum sales charge of 4.00%.
The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.

(c)
Investor A1 Shares may be subject to CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

(d)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Trustees of BlackRock Multi-State Municipal Series Trust and Board of Directors of BlackRock Municipal Bond Fund, Inc. are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  The Funds capitalize certain transaction costs directly associated with the acquisition or transfer of an investment. The Funds expense any portfolio investment fees associated with unconsummated transactions. Portfolio investment fees that are paid outside of a private investment’s commitment, if any, are typically treated as a Fund expense.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.
Municipal Bonds Transferred to TOB Trusts: Certain Funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.
TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.
The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.
While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds.
Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.
Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as Interest expense and fees — unaffiliated in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to Interest expense and fees — unaffiliated in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

non-bank sponsored TOB Trusts, a Fund incurred non-recurring, legal and restructuring fees, which are recorded as Interest expense and fees — unaffiliated in the Statements of Operations.  Amounts recorded within Interest expense and fees — unaffiliated in the Statements of Operations are:
Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total
New York Municipal	$ 900,084	$ 128,050	$ 35,893	$ 1,064,027
National Municipal	1,163,240	159,792	65,346	1,388,378
For the six months ended December 31, 2025, the following table is a summary of each Fund’s TOB Trusts:
Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
New York Municipal	$ 137,895,419	$ 67,969,996	3.34% — 3.44%	$ 67,969,996	3.11%
National Municipal	216,476,947	137,369,982	3.34 — 3.37	89,028,526	3.09

(a)
The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB
Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedules of Investments.

(b)
TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB
Trust. If a Fund invests in a TOB Trust on a recourse basis, a Fund enters into a reimbursement agreement with the Liquidity Provider where a Fund is required to reimburse the Liquidity
Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”).
As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Fund at December 31, 2025, in proportion to their participation in the TOB Trust. The recourse TOB
Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Fund at December 31, 2025.

5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Investment Advisory Fees
Average Daily Net Assets	New York Municipal
First $1 billion	0.47%
$1 billion — $3 billion	0.44
$3 billion — $5 billion	0.42
$5 billion — $10 billion	0.41
Greater than $10 billion	0.40

	Investment Advisory Fees
Aggregate of Average Daily Net Assets of the Two Combined Funds(a)	National Municipal	Short Duration Muni
First $250 Million	0.410%	0.360%
$250 Million — $400 Million	0.385	0.340
$400 Million — $550 Million	0.385	0.320
Greater than $550 Million	0.385	0.290
(a) The portion of the assets of a Fund to which the rate of each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate average daily net assets of National Municipal and Short Duration Muni (the “two combined Funds”) that falls within that breakpoint level by the aggregate average daily net assets of the two combined Funds. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the advisory fee rate.
Service and Distribution Fees:  The Corporation and the Trust, on behalf of the applicable Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act,
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
	New York Municipal		National Municipal		Short Duration Muni
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	N/A	N/A	0.25%	N/A	N/A	N/A
Investor A	0.25%	N/A	0.25	N/A	0.25%	N/A
Investor A1	0.10	N/A	N/A	N/A	0.10	N/A
Investor C	0.25	0.75%	0.25	0.75%	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended December 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Service	Investor A	Investor A1	Investor C	Total
New York Municipal	$ —	$ 481,520	$ 26,276	$ 102,653	$ 610,449
National Municipal	782	2,179,491	—	142,045	2,322,318
Short Duration Muni	—	251,385	4,007	11,826	267,218
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended December 31, 2025, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended December 31, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
New York Municipal	$ 517	$ —	$ 860	$ 670	$ —	$ 17	$ 2,064
National Municipal	14,440	71	4,284	—	306	3,519	22,620
Short Duration Muni	401	—	459	28	26	28	942
For the six months ended December 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
New York Municipal	$ 267,883	$ —	$ 118,567	$ 14,338	$ 8,354	$ 259	$ 409,401
National Municipal	1,526,696	391	665,252	—	12,434	37,701	2,242,474
Short Duration Muni	133,790	—	43,755	2,808	1,124	615	182,092
Other Fees:  For the six months ended December 31, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
New York Municipal	$ 761
National Municipal	5,251
Short Duration Muni	524
For the six months ended December 31, 2025, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
New York Municipal	$ 5,975	$ 58
National Municipal	55,539	573
Short Duration Muni	362	72
Expense Limitations, Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended December 31, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
New York Municipal	$ 15,750

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Fund Name	Fees Waived and/or Reimbursed by the Manager
National Municipal	$ 126,160
Short Duration Muni	6,495
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.  This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.  With respect to National Municipal, for the six months ended December 31, 2025, the Manager waived $90,828 in investment advisory fees pursuant to this arrangement.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K
New York Municipal	0.50%	—	0.75%	0.60%	1.50%	0.45%
National Municipal	0.43	0.68%	0.68	—	1.43	0.38
Short Duration Muni	0.36	—	0.61	0.46	1.36	0.31
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.  For the six months ended December 31, 2025, the Manager waived and/or reimbursed the following amounts, which are included in fees waived and/or reimbursed by the Manager in the Statements of Operations
Fund Name	Fees Waived and/or Reimbursed by the Manager
New York Municipal	$ 304,991
National Municipal	582,550
Short Duration Muni	99,577
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager - class specific in the Statement of Operations. For the six months ended December 31, 2025, class specific expense waivers and/or reimbursements were as follows:
	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
New York Municipal	$ 112,129	$ —	$ 22,263	$ 1,200	$ 3,221	$ 259	$ 139,072
National Municipal	780,422	234	229,357	—	5,332	37,700	1,053,045
Short Duration Muni	76,600	—	—	805	533	615	78,553
Directors and Officers:  Certain directors and/or officers of the Trust and the Corporation are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s and the Corporation’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
6.
 PURCHASES AND SALES
For the six months ended December 31, 2025, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
New York Municipal	$ 173,129,056	$ 199,333,075
National Municipal	2,174,156,790	2,383,947,761
Short Duration Muni	109,853,627	115,917,556
7.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of June 30, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)
New York Municipal	$ (110,405,634)
National Municipal	(1,097,706,883)
Short Duration Muni	(27,021,588)

(a)	Amounts available to offset future realized capital gains.
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
New York Municipal	$ 1,074,637,032	$ 21,251,875	$ (30,414,160)	$ (9,162,285)
National Municipal	5,633,672,454	170,990,299	(64,807,648)	106,182,651
Short Duration Muni	479,902,669	10,721,538	(903,465)	9,818,073
8.
BANK BORROWINGS
The Trust and the Corporation, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. As of December 31, 2025, the Funds did not have any borrowings outstanding under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.
As short-term interest rates rise, the Funds’ investments in the TOB Trusts may adversely affect the Funds’ net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.
The SEC and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.
Market Risk:  Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a substantial amount of their assets in issuers located in a single state or limited number of states. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 12/31/25		Year Ended 06/30/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
New York Municipal
Institutional
Shares sold	10,201,202	$ 105,038,590	21,605,119	$ 226,635,172
Shares issued in reinvestment of distributions	982,376	10,147,305	1,899,290	19,989,228
Shares redeemed	(11,610,689)	(119,279,530)	(21,041,832)	(219,922,921)
	(427,111)	$ (4,093,635)	2,462,577	$ 26,701,479
Investor A
Shares sold and automatic conversion of shares	3,012,094	$ 31,200,297	5,393,254	$ 56,824,713
Shares issued in reinvestment of distributions	583,962	6,034,846	1,278,871	13,479,729
Shares redeemed	(6,489,077)	(66,969,508)	(12,657,871)	(133,167,853)
	(2,893,021)	$ (29,734,365)	(5,985,746)	$ (62,863,411)
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 12/31/25		Year Ended 06/30/25
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
New York Municipal (continued)
Investor A1
Shares sold	10	$ 99	623	$ 6,516
Shares issued in reinvestment of distributions	61,289	633,251	129,705	1,366,908
Shares redeemed	(401,178)	(4,152,921)	(820,284)	(8,668,226)
	(339,879)	$ (3,519,571)	(689,956)	$ (7,294,802)
Investor C
Shares sold	84,117	$ 871,087	200,519	$ 2,131,612
Shares issued in reinvestment of distributions	25,798	266,186	70,471	743,122
Shares redeemed and automatic conversion of shares	(695,442)	(7,201,406)	(1,331,602)	(14,008,711)
	(585,527)	$ (6,064,133)	(1,060,612)	$ (11,133,977)
Class K
Shares sold	122,504	$ 1,268,871	198,255	$ 2,085,323
Shares issued in reinvestment of distributions	13,333	137,585	30,292	318,881
Shares redeemed	(230,059)	(2,366,416)	(330,674)	(3,459,774)
	(94,222)	$ (959,960)	(102,127)	$ (1,055,570)
	(4,339,760)	$ (44,371,664)	(5,375,864)	$ (55,646,281)

	Six Months Ended 12/31/25		Year Ended 06/30/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
National Municipal
Institutional
Shares sold	42,706,999	$ 423,234,592	124,687,684	$ 1,252,362,860
Shares issued in reinvestment of distributions	5,305,476	52,633,738	11,582,022	116,251,135
Shares redeemed	(61,042,618)	(604,202,252)	(213,817,699)	(2,128,598,469)
	(13,030,143)	$ (128,333,922)	(77,547,993)	$ (759,984,474)
Service
Shares sold	331	$ 3,300	10,912	$ 109,100
Shares issued in reinvestment of distributions	1,014	10,039	2,021	20,236
Shares redeemed	(17,540)	(172,846)	(10,864)	(110,401)
	(16,195)	$ (159,507)	2,069	$ 18,935
Investor A
Shares sold and automatic conversion of shares	12,560,975	$ 124,631,778	25,680,090	$ 256,650,534
Shares issued in reinvestment of distributions	2,939,374	29,176,662	6,034,727	60,601,643
Shares redeemed	(28,352,136)	(280,943,174)	(59,982,823)	(601,074,806)
	(12,851,787)	$ (127,134,734)	(28,268,006)	$ (283,822,629)
Investor C
Shares sold	151,087	$ 1,495,909	369,845	$ 3,741,958
Shares issued in reinvestment of distributions	39,502	392,008	95,777	962,412
Shares redeemed and automatic conversion of shares	(772,698)	(7,663,659)	(1,782,655)	(17,909,371)
	(582,109)	$ (5,775,742)	(1,317,033)	$ (13,205,001)
Class K
Shares sold	12,983,424	$ 128,410,005	35,053,917	$ 351,098,441
Shares issued in reinvestment of distributions	2,145,184	21,284,960	4,418,893	44,341,964
Shares redeemed	(26,104,100)	(258,440,157)	(50,301,674)	(503,135,209)
	(10,975,492)	$ (108,745,192)	(10,828,864)	$ (107,694,804)
	(37,455,726)	$ (370,149,097)	(117,959,827)	$ (1,164,687,973)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 12/31/25		Year Ended 06/30/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Short Duration Muni
Institutional
Shares sold	3,306,597	$ 32,977,358	7,851,208	$ 77,585,100
Shares issued in reinvestment of distributions	251,215	2,507,527	468,596	4,633,182
Shares redeemed	(2,954,244)	(29,464,828)	(9,482,760)	(93,806,810)
	603,568	$ 6,020,057	(1,162,956)	$ (11,588,528)
Investor A
Shares sold and automatic conversion of shares	3,488,063	$ 34,831,705	5,765,998	$ 56,968,803
Shares issued in reinvestment of distributions	308,183	3,076,697	578,284	5,720,499
Shares redeemed	(2,753,936)	(27,481,771)	(5,912,353)	(58,459,339)
	1,042,310	$ 10,426,631	431,929	$ 4,229,963
Investor A1
Shares sold	2	$ 26	14	$ 134
Shares issued in reinvestment of distributions	7,480	74,714	15,326	151,669
Shares redeemed	(26,416)	(264,016)	(101,165)	(1,002,181)
	(18,934)	$ (189,276)	(85,825)	$ (850,378)
Investor C
Shares sold	26,796	$ 258,330	61,212	$ 584,265
Shares issued in reinvestment of distributions	2,956	28,536	7,272	69,545
Shares redeemed and automatic conversion of shares	(66,346)	(639,509)	(163,374)	(1,562,273)
	(36,594)	$ (352,643)	(94,890)	$ (908,463)
Class K
Shares sold	1,027,366	$ 10,253,050	1,374,076	$ 13,569,623
Shares issued in reinvestment of distributions	24,471	244,299	41,963	414,895
Shares redeemed	(662,730)	(6,621,679)	(1,410,890)	(13,959,927)
	389,107	$ 3,875,670	5,149	$ 24,591
	1,979,457	$ 19,780,439	(906,593)	$ (9,092,815)
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Corporation and the Trust is paid by the Corporation and the Trust, on behalf of the Funds.
Dividend Policy
Each Fund’s dividend policy is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate). Each Fund intends to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In addition, in any monthly period, in order to maintain its declared distribution amount, each Fund may pay out more or less than the entire amount of net investment income earned in any particular month. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also come from sources other than net income, including return of capital. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
TA	Tax Allocation
UT	Unlimited Tax

2025 BlackRock Semi-Annual Financial Statements and Additional Information

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: February 24, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: February 24, 2026